As filed with the Securities and Exchange	Registration No. 333-130825
Commission on April 20, 2007	Registration No. 811-08582

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 2 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account I of ING Life Insurance and Annuity Company 151 Farmington Avenue, TS31 Hartford, Connecticut 06156 Depositor’s Telephone Number, including Area Code: (860) 723-2239

John S. (Scott) Kreighbaum, Esq. ING 1475 Dunwoody Drive West Chester, PA 19380-1478 (610) 425-3404 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485

X	on April 30, 2007 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

PART A

ING Life Insurance and Annuity Company Variable Annuity Account I

ING MARATHON PLUS (IICA)

April 30, 2007

The Contracts. The contracts described in this prospectus are group or individual “ING Marathon Plus” deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,”
“us,” “our”). Prior to January 1, 2006, the Contract was issued by ING Insurance Company of America (“IICA”).
On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life
Insurance and Annuity Company assumed responsibility for all of IICA’s obligations under the contracts. See
“Other Topics: The Company” for information about the merger of IICA with and into the Company. They were issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity
(“IRA”) under section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified Roth
IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans. We do not currently offer this Contract for sale to new purchasers.

Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the
Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable
Annuity Account I (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds mentioned under the list of investment portfolios available under your Contract. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III—Description of
Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying
Fund may be obtained by calling our Customer Service Center at 800-531-4547. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 30, 2007, Statement of Additional
Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-
800-531-4547. You may also obtain an SAI for any of the funds by calling that number. The Securities and
Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the
EDGAR Database on the SEC web site, http://www.sec.gov, or at the SEC Public Reference Room in Washington,
D.C. You may call 1-202-551-5850 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference
Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration

ILIAC Marathon Plus (IICA)

statement under the Securities Act of 1933. This number is 333-130825. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ILIAC Guaranteed Account (the “Guaranteed Account”) (formerly, IICA Guaranteed Account)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate
Guaranteed Account prospectus. To obtain a copy, write to our Customer Service Center at P.O. Box 9271, Des
Moines, Iowa 50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the
FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Topics – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Marathon Plus (IICA)

The investment portfolios available under your Contract are:

ING Investors Trust	ING Variable Funds
ING BlackRock Large Cap Growth Portfolio (Class I)	ING VP Growth and Income Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)	ING Variable Portfolios, Inc.
ING FMRSM Large Cap Growth Portfolio (Class I)	ING VP Global Science and Technology Portfolio (Class
ING JPMorgan Emerging Markets Equity Portfolio (Class I)	ING VP Growth Portfolio (Class I)
ING JPMorgan Value Opportunities Portfolio (Class S)	ING VP Index Plus LargeCap Portfolio (Class I)
ING Marsico International Opportunities Portfolio (Class S)	ING VP International Equity Portfolio (Class I)
ING MFS Total Return Portfolio (Class I)	ING VP Small Company Portfolio (Class I)
ING Oppenheimer Main Street Portfolio (Class I)	ING VP Value Opportunity Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)
ING VP Index Plus International Equity Portfolio (Class S)	ING Variable Products Trust
ING VP High Yield Bond (Class I)
ING Partners, Inc.
ING JPMorgan International Portfolio (Initial Class)	ING VP Balanced Portfolios, Inc. (Class I)
ING Legg Mason Partners Aggressive Growth Portfolio
(Initial Class)	ING VP Intermediate Bond Portfolio (Class I)
ING Lord Abbett U.S. Government Securities Portfolio
(Initial Class)	ING VP Money Market Portfolio (Class I)
ING Neuberger Berman Partners Portfolio (Initial Class)
ING Oppenheimer Global Portfolio (Initial Class)	Calvert Variable Series, Inc.
ING Oppenheimer Strategic Income Portfolio (Initial Class)	Calvert Social Balanced Portfolio
ING Thornburg Value Portfolio (Initial Class)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Fidelity Variable Insurance Products
(Initial Class)	Fidelity VIP Contrafund Portfolio (Class I)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	Fidelity VIP Equity-Income Portfolio (Class I)
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Fidelity VIP Index 500 Portfolio (Class I)
ING Van Kampen Equity and Income Portfolio (Initial Class)

ING Strategic Allocation Portfolios, Inc.
ING VP Strategic Allocation Conservative Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio (Class I)
ING VP Strategic Allocation Moderate Portfolio (Class I)

ILIAC Marathon Plus (IICA)

ILIAC Marathon Plus (IICA)

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING P.O. Box 9271 Des Moines, IA 50306-9271 1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:

ING	ING
Attn: Customer Service	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

ILIAC Marathon Plus (IICA)

1

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

ILIAC Marathon Plus (IICA)

2

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted*. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees: Early Withdrawal Charge (As a percentage of payments withdrawn.)

Contracts Other Than Roth IRA Contracts:

Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts[1]

Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

Annual Maintenance Fee[2]	$30.00
Transfer Charge[3]	$10.00

1	If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

2	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees — Annual Maintenance Fee.”

3	We currently do not impose this charge, but we reserve the right to charge $10 per transfer after the 12th transfer each calendar year. See “Transfers.”

* State premium taxes (which currently range from 0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ILIAC Marathon Plus (IICA)

3

Fees Deducted from Investments in the Separate Account

Amount During the Accumulation Phase.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

·	Contracts other than Roth IRA Contracts Issued before May 1, 1998

	Mortality and Expense Risk Charge	1.25%[1]
	Administrative Expense Charge	0.15%
	Total Separate Account Expenses*	1.40%

·	Roth IRA Contracts and Contracts Issued on or after May 1, 1998

	Mortality and Expense Risk Charge	1.10%[1]
	Administrative Expense Charge	0.15%
	Total Separate Account Expenses*	1.25%

Amount During the Income Phase.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

·	All Contracts

	Mortality and Expense Risk Charge	1.25%[1]
	Administrative Expense Charge	0.00% - 0.25%[2]
	Total Separate Account Expenses	1.25% - 1.50%

1	Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See “Fees — Mortality and Expense Risk Charge.”

2	We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See “The Income Phase — Charges Deducted.”

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1], and	0.10%	1.26%
other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, record keeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

ILIAC Marathon Plus (IICA)

4

Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Other Than Roth IRA Contracts

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$973	$1,438	$1,930	$3,032

2)	If you do not withdraw your entire account value or if you select an income phase payment option
	at the end of the applicable time period:*
	1 year	3 years	5 years	10 years
	$273	$838	$1,430	$3,032

For Roth IRA Contracts

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$773	$1,138	$1,530	$3,032

2)	If you do not withdraw your entire account value or if you select an income phase payment option
	at the end of the applicable time period:*
	1 year	3 years	5 years	10 years
	$273	$838	$1,430	$3,032

*	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

     Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

ILIAC Marathon Plus (IICA)

5

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

     How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Room.

Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account are the fixed interest options available under your contract. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

ILIAC Marathon Plus (IICA)

6

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding).

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared - bought by more than one company.
  Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

ILIAC Marathon Plus (IICA)

7

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;
  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
  Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and
  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

ILIAC Marathon Plus (IICA)

8

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m. Eastern Time. Orders received by facsimile after this time will be valued and processed on the next business day.

The Company intends to modify its excessive trading policy in October 2007. At that time, the Company will begin imposing restrictions on fund trading if a contract owner (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract owners before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Limits Imposed by the Underlying Fund. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

Agreements to Share Information with Funds

As required by Rule 22c-2 under the Investment Company Act of 1940, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered under the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s trading policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or contract value to the fund.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. Please be advised that the risk of a fraudulent transaction is increased with a telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic Instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

ILIAC Marathon Plus (IICA)

9

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview—Questions: Contacting the Company.”

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.
  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.
  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

ILIAC Marathon Plus (IICA)

10

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

Your Rights Under the Contract

  Individual Contracts. You have all contract rights.
  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.
  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sump;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

Purchase Payment Amounts.

The minimum initial purchase payment amounts are as follows:

	Nonqualified	Qualified

Minimum Initial Purchase Payment	$5,000	$1,500

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

ILIAC Marathon Plus (IICA)

11

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

FEES

The following repeats and adds to information provided in the “Fees and Expenses” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

Contracts Other Than Roth IRA Contracts:

Years from Receipt
of Purchase Payment	Early Withdrawal Charge

ILIAC Marathon Plus (IICA)

12

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts[1]

Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

1	If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

  Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or
  Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

ILIAC Marathon Plus (IICA)

13

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the required minimum distribution by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or
  Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if:

  More than one year has elapsed since the account effective date;
  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

ILIAC Marathon Plus (IICA)

14

Amount. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

·	Contracts other than Roth IRAs Issued before May 1, 1998	1.25%
·	Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts	1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See “The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

ILIAC Marathon Plus (IICA)

15

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is offered;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or
  The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

     Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

ILIAC Marathon Plus (IICA)

16

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

     Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

Fidelity Variable Insurance Products Portfolio Calvert Variable Series, Inc.

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

ILIAC Marathon Plus (IICA)

17

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

ILIAC Marathon Plus (IICA)

18

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4.0%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

· The current dollar value of amounts invested in the subaccounts; plus

ILIAC Marathon Plus (IICA)

19

  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

ILIAC Marathon Plus (IICA)

20

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from 403(b) Plan Accounts.”

Steps for Making A Withdrawal:

Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.

However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

Properly complete a disbursement form and deliver it to our Service Center.

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “Taxation.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of

ILIAC Marathon Plus (IICA)

21

the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

  SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under a SWO.
  ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.” An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under a LEO.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

ILIAC Marathon Plus (IICA)

22

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview — Questions: Contacting the Company.”

Death Benefit Amount

Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1) The account value on the claim date; or

ILIAC Marathon Plus (IICA)

23

(2)	The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant’s 85th birthday) and equals the greater of:

(1)	The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(2)	Your account value on that account anniversary.

After the annuitant’s 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant’s 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ILIAC Marathon Plus (IICA)

24

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1)	The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2)	The highest account value on any account anniversary until the account anniversary immediately before the annuitant’s 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)	The account value as of the date of death.

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

ILIAC Marathon Plus (IICA)

25

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules) See “Taxation—Required Minimum Distributions”;
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
  Elect SWO or ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Taxation.”

For Nonqualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

ILIAC Marathon Plus (IICA)

26

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Taxation.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview—Questions: Contacting the Company.”

ILIAC Marathon Plus (IICA)

27

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or

(b)	The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See “Fees.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option

ILIAC Marathon Plus (IICA)

28

specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.

Life Income —	Length of Payments: For as long as the annuitant lives, with payments guaranteed for
Guaranteed	your choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income —	Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives	payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit — None: All payments end upon the death of both annuitants.

ILIAC Marathon Plus (IICA)

29

Life Income —	Length of Payments: For as long as either annuitant lives, with payments guaranteed
Two Lives —	from 5 to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Payments	the first death.
Death Benefit — Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income —	Length of Payments: For as long as the annuitant lives.
Cash Refund Option	Death Benefit — Payment to the Beneficiary: Following the annuitant’s death, we will
(limited availability	pay a lump-sum payment equal to the amount originally applied to the income phase
— fixed payment	payment option (less any premium tax) and less the total amount of income payments
only)	paid.

Life Income— Two	Length of Payments: For as long as either annuitant lives.
Lives—Cash Refund	Continuing Payments: 100% of the payment to continue after the first death.
Option (limited	Death Benefit — Payment to the Beneficiary: When both annuitants die we will pay a
availability —	lump-sum payment equal to the amount applied to the income phase payment option
fixed payment only)	(less any premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years. In certain cases a
Guaranteed	lump-sum payment may be requested at any time (see below).
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.

Calculation of Lump-Sum Payments. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or
5% assumed net investment rate used for variable payments).

TAXATION

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

ILIAC Marathon Plus (IICA)

30

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 403(b), 408, or 408A of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

ILIAC Marathon Plus (IICA)

31

     Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

     General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

     10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or

ILIAC Marathon Plus (IICA)

32

an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed by August 31, 2011. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

     Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would

ILIAC Marathon Plus (IICA)

33

have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General

     The Contracts are primarily designed for use with IRAs under Tax Code Section 408 and 408A and Tax Code Section 403(b) plans (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

ILIAC Marathon Plus (IICA)

34

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Section 403(b) Tax-Sheltered Annuities. The contracts are available as Tax Code section 403(b) tax-sheltered annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant's right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according

ILIAC Marathon Plus (IICA)

35

  to rules detailed in the Tax Code; or
  The distribution is a qualified charitable distribution as defined under the Pension Protection Act of 2006. This type of distribution is only available through the end of 2007. You should consult a competent tax advisor for further information.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings unless it is a qualified charitable contribution as defined under the Pension Protection Act and as described above. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated

ILIAC Marathon Plus (IICA)

36

  beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separate from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (IRA and 403(b)). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

     Lifetime Required Minimum Distributions (IRA and 403(b) only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

     Start Date and Time Period. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%

ILIAC Marathon Plus (IICA)

37

excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Section 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

     IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your

ILIAC Marathon Plus (IICA)

38

interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefits

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

Prior to January 1, 2006, the contracts were issued by ING Insurance Company of America (“IICA”), a wholly owned subsidiary of ours. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior

ILIAC Marathon Plus (IICA)

39

to May 1, 2002, IICA was known as Aetna Insurance Company of America. Effective December 31, 2005, IICA merged with and into ILIAC, and ILIAC assumed responsibility for IICA’s obligations under the contracts.

ILIAC is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, ILIAC’s operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, ILIAC was known as Aetna Life Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ILIAC.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue Hartford, Connecticut 06156

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Insurance, Retirement Plan Products and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing and other sales incentives; potential conflicts of interest; potential anticompetitive activity; reinsurance; marketing practices ; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

     Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

ILIAC Marathon Plus (IICA)

40

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.- based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

     Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Variable Annuity Account I

Variable Annuity Account I was established as a separate account in 1994. Prior to January 1, 2006, Variable Annuity Account I was known as Variable Annuity Account I (a Separate Account of ING Insurance Company of America). In connection with the merger of IICA with and into ILIAC, the separate account was transferred to ILIAC on December 31, 2005, and renamed Variable Annuity Account I (a Separate Account of ING Life Insurance and Annuity Company). Variable Annuity Account I is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Variable Annuity Account I is a separate investment account used for our variable annuity contracts. We own all the assets in Variable Annuity Account I but such assets are kept separate from our other accounts.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the Contracts. ING

ILIAC Marathon Plus (IICA)

41

Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (“NASD”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The Contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the Contracts as “distributors.”

All registered representatives selling the Contracts must also be licensed as insurance agents for the Company.

The following is a list of broker/dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Financial Partners, Inc.
Directed Services LLC	ING Funds Distributor, LLC
Financial Network Investment Corporation	ING Investment Management Services LLC
Guaranty Brokerage Services, Inc.	ING Private Wealth Management LLC
ING America Equities, Inc.	Multi-Financial Securities Corporation
ING Direct Funds Limited	PrimeVest Financial Services, Inc.
ING DIRECT Securities, Inc.	Systematized Benefits Administrators, Inc.
ING Financial Markets LLC

Registered representatives of distributors who solicit sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 6.5% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 6.5% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We have special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of

ILIAC Marathon Plus (IICA)

42

investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of Contracts described above ING Financial Advisors, LLC may also pay, distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also holdtraining programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received.

1.	ING Financial Partners, Inc.	14.	Brecek & Young Advisors Inc.
2.	Lincoln Investment Planning, Inc.	15.	FSC Agency Inc.
3.	Planmember Securities Corporation	16.	Mutual Services Corporation

ILIAC Marathon Plus (IICA)

43

4.	Great American Advisors, Inc.	17.	AIG Financial Advisors, Inc.
5.	T. S. Philips Investments, Inc.	18.	Raymond James Financial Services, Inc.
6.	Linsco/Private Ledger Corporation	19.	Sammons Securities Co., LLC
7.	G L P Investment Services, Inc.	20.	National Planning Corporation
8.	Legend Equities Corporation	21.	Oneamerica Securities
9.	Royal Alliance Associates, Inc.	22.	USAllianz Securities, Inc.
10.	Stuart Securities Corporation	23.	Securities America, Inc.
11.	Veritrust Financial	24.	Woodbury Financial Services, Inc.
12.	GWN Securities, Inc.	25.	CFD Investments, Inc.
13.	Centaurus Financial, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sales of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully

ILIAC Marathon Plus (IICA)

44

vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve Variable Annuity Account I as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.

ILIAC Marathon Plus (IICA)

45

Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

ILIAC Marathon Plus (IICA)

46

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account I
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview — Questions: Contacting the Company.”

ILIAC Marathon Plus (IICA)
SAI-1i

APPENDIX I

ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the “Guaranteed Account”) (formerly the IICA Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This Appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed
Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

  The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your accountdollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annualeffective rate of 3%.
  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the
Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate.
The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment — as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding—see “Taxation;”
  Early withdrawal charge—see “Fees;” or
  Maintenance fee—see “Fees.”

ILIAC Marathon Plus (IICA)

I-1

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (“MVA”). If your account value is withdrawn or transferred from the Guaranteed
Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Amounts distributed under a systematic distribution option (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the
Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the
Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term, (b) transferred to other available investment options, or (c)
withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age
59½, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the
Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

ILIAC Marathon Plus (IICA)

I-2

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the
Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed
Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated
in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase.
However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange
Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the
Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.

ILIAC Marathon Plus (IICA)

I-3

APPENDIX II

Fixed Account

General Disclosure.

  The Fixed Account is an investment option available during the accumulation phase under the contract.
  Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
  Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
  Additional information about this option may be found in the contract.

Interest Rates.

  The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.
  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Marathon Plus (IICA)

II-1

APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING FMRSM Earnings Growth Portfolio	ING FMRSM Large Cap Growth Portfolio
ING Mercury Large Cap Growth Portfolio	ING BlackRock Large Cap Growth Portfolio
ING MFS Capital Opportunities Portfolio	ING Thornburg Value Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Large Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.
(formerly, ING Mercury Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC (formerly, Mercury Advisors)

ING Evergreen Omega Portfolio (Class I)	Seeks long-term capital growth. The Portfolio’s investment
objective is not fundamental and may be changed without a
Investment Adviser: Directed Services LLC	shareholder vote.
Investment Subadviser: Evergreen Investment
Management Company, LLC

ILIAC Marathon Plus (IICA)

III-1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING FMRSM Diversified Mid Cap Portfolio* (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING FMRSM Large Cap Growth Portfolio* (Class I)	Seeks growth of capital over the long term. The Portfolio’s
(formerly, ING FMRSM Earnings Growth Portfolio)	investment objective is not fundamental and may be changed
without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class I)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Value Opportunities Portfolio (Class S)	Seeks long-term capital appreciation. The Portfolio’s
investment objective is not fundamental and may be changed
Investment Adviser: Directed Services LLC	without a shareholder vote.
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital. The Portfolio’s
(Class S)	investment objective is not fundamental and may be changed
without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio (Class I)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial Services	opportunity for growth of capital and income.
Company

ING Oppenheimer Main Street Portfolio (Class I)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

IICA/ILIAC Marathon Plus

III-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING PIMCO High Yield Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management. The Portfolio’s
Investment Adviser: Directed Services LLC	investment objective is not fundamental and may be changed
Investment Subadviser: Pacific Investment Management	without a shareholder vote.
Company LLC

ING VP Index Plus International Equity Portfolio (Class S)	Seeks to outperform the total return performance of the
Morgan Stanley Capital International Europe Australasia and
Far East® Index (“MSCI EAFE® Index”), while maintaining a
Investment Adviser: ING Investments, LLC
market level of risk. The Portfolio’s investment objective is
Investment Subadviser: ING Investment Management	not fundamental and may be changed without a shareholder
Advisors, B.V.	vote.

ING Partners, Inc.
151 Farmington Avenue, Hartford, CT 06156-8962

ING JPMorgan International Portfolio (Initial Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly
ING Life Insurance and Annuity Company)
Investment Subadviser: J.P. Morgan Asset Management
(U.K.) Limited

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Initial Class)

Investment Adviser: Directed Services LLC (formerly
ING Life Insurance and Annuity Company)
Investment Subadviser: ClearBridge Advisors, LLC
(formerly, Salomon Brothers Asset Management Inc.)

ING Lord Abbett U.S. Government Securities Portfolio	Seeks high current income consistent with reasonable risk.
(Initial Class)

Investment Adviser: Directed Services LLC (formerly
ING Life Insurance and Annuity Company)
Investment Subadviser: Lord, Abbett & Co. LLC

ING Neuberger Berman Partners Portfolio (Initial Class)	Seeks capital growth.

Investment Adviser: Directed Services LLC (formerly
ING Life Insurance and Annuity Company)
Investment Subadviser: Neuberger Berman Management
Inc.

ING Oppenheimer Global Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly
ING Life Insurance and Annuity Company)
Investment Subadviser: OppenheimerFunds, Inc.

IICA/ILIAC Marathon Plus

III-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Strategic Income Portfolio (Initial Class)	Seeks a high level of current income principally derived from interest on debt securities.
Investment Adviser: Directed Services LLC (formerly
ING Life Insurance and Annuity Company)
Investment Subadviser: OppenheimerFunds, Inc.

ING Thornburg Value Portfolio (Initial Class)	Seeks capital appreciation.
(formerly, ING MFS Capital Opportunities Portfolio)

Investment Adviser: Directed Services LLC (formerly
ING Life Insurance and Annuity Company)
Investment Subadviser: Thornburg Investment
Management (formerly, Massachusetts Financial Services
Company)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
(Initial Class)

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio (Initial Class)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital
(Initial Class)	appreciation and current income.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Van Kampen

ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio	Seeks to provide total return consistent with preservation of
(Class I)	capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an
investment horizon exceeding 5 years and a low level of risk
Investment Adviser: ING Investments, LLC	tolerance.
Investment Subadviser: ING Investment Management
Co.

IICA/ILIAC Marathon Plus

III-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Strategic Allocation Growth Portfolio (Class I)	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an
Investment Adviser: ING Investments, LLC	investment horizon exceeding 15 years and a high level of
Investment Subadviser: ING Investment Management	risk tolerance.
Co.

ING VP Strategic Allocation Moderate Portfolio (Class I)	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized). Managed for
Investment Adviser: ING Investments, LLC	investors seeking a balance between income and capital
appreciation who generally have an investment horizon
Investment Subadviser: ING Investment Management	exceeding 10 years and a moderate level of risk tolerance.
Co.

ING Variable Funds

ING VP Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Global Science and Technology Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING VP Growth Portfolio (Class I)	Seeks growth of capital through investment in diversified
portfolio consisting primarily of common stocks and
Investment Adviser: ING Investments, LLC	securities convertible into common stocks believed to offer
Investment Subadviser: ING Investment Management	growth potential.
Co.

ING VP Index Plus LargeCap Portfolio (Class I)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P
Investment Adviser: ING Investments, LLC	500 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP International Equity Portfolio (Class I)	Seeks long-term capital growth primarily through investment
in a diversified portfolio of common stocks principally traded
Investment Adviser: ING Investments, LLC	in countries outside of the United States. The portfolio will
Investment Subadviser: ING Investment Management	not target any given level of current income.
Co.

ING VP Small Company Portfolio (Class I)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

IICA/ILIAC Marathon Plus

III-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Value Opportunity Portfolio (Class I)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP High Yield Bond (Class I)	Seeks to provide investors with a high level of current income and total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Balanced Portfolios, Inc.

ING VP Balanced Portfolio (Class I)	Seeks to maximize investment return, consistent with
reasonable safety of principal, by investing in a diversified
Investment Adviser: ING Investments, LLC	portfolio of one or more of the following asset classes:
stocks, bonds and cash equivalents, based on the judgment of
Investment Subadviser: ING Investment Management	the portfolio’s management, of which of those sectors or mix
Co.	thereof offers the best investment prospects.

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with reasonable
risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

ING VP Money Market Portfolio

ING VP Money Market Portfolio (Class I)	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in
Investment Adviser: ING Investments, LLC	high-quality money market instruments. There is no
guarantee that the ING VP Money Market Subaccount
Investment Subadviser: ING Investment Management	will have a positive or level return.
Co.

Calvert Variable Series, Inc.

Calvert Social Balanced Portfolio	Seeks to achieve a competitive total return through an
actively managed portfolio of stocks, bond and money market
Investment Adviser: Calvert Asset Management	instruments which offer income and capital growth
Company, Inc.	opportunity and which satisfy the investment and social
Investment Subadviser: New Amsterdam Partners LLC	criteria.
and SsgA Funds Management, Inc.

IICA/ILIAC Marathon Plus

III-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity VIP Equity-Income Portfolio (Class I)	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the Standard
& Poor’s 500® Index (S&P 500®).
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity VIP Index 500 Portfolio (Class I)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as
Investment Adviser: Fidelity Management & Research	represented by the S&P 500®
Company
Investment Subadviser: Geode Capital Management,
LLC (GeodeSM); FMR Co., Inc.

“Standard & Poor’s® ”, “S&P® ”, “S&P 500® ”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-
Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

IICA/ILIAC Marathon Plus

III-7

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2006, the “Value at beginning of period” shown is the value at first date of investment.

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976	$9.824
Value at end of period	$13.48	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976
Number of accumulation units outstanding at end of period	9,616	14,120	24,894	26,484	11,931	11,652	8,297	12,298	12,288	3,258
FEDERATED FUND FOR US GOVT. SECURITIES II
Value at beginning of period	$15.51	$15.41
Value at end of period	$15.92	$15.51
Number of accumulation units outstanding at end of period	91,363	181,455
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.52	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97	$14.802	$12.093
Value at end of period	$30.32	$27.52	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97	$14.802
Number of accumulation units outstanding at end of period	725,198	884,670	987,722	1,061,457	1,144,943	1,299,125	1,565,470	1,826,356	1,853,911	1,682,029
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.91	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482	$14.974	$11.855
Value at end of period	$24.78	$20.91	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482	$14.974
Number of accumulation units outstanding at end of period	939,247	1,186,833	1,549,447	1,817,918	2,000,319	2,297,364	2,335,570	2,597,042	2,792,889	2,292,971
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$21.22	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063	$16.646	$12.722
Value at end of period	$24.22	$21.22	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063	$16.646
Number of accumulation units outstanding at end of period	492,861	730,266	993,587	1,196,859	1,193,376	1,469,435	1,723,480	1,838,819	1,953,506	1,375,721
FIDELITY® VIP INVESTMENT GRADE BOND
PORTFOLIO
Value at beginning of period	$16.17	$16.05
Value at end of period	$16.64	$16.17
Number of accumulation units outstanding at end of period	15,932	18,605
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.72	$9.90
Value at end of period	$10.40	$10.72
Number of accumulation units outstanding at end of period	307,545	390,028

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.17	$9.92
Value at end of period	$10.62	$10.17
Number of accumulation units outstanding at end of period	83,905	106,764
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.90	$9.66
Value at end of period	$10.04	$9.90
Number of accumulation units outstanding at end of period	872,703	114,102
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.97	$10.69
Value at end of period	$14.73	$10.97
Number of accumulation units outstanding at end of period	47,791	20,857
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912	$9.791
Value at end of period	$16.41	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912
Number of accumulation units outstanding at end of period	81,055	87,472	145,478	127,225	141,521	105,209	76,956	87,650	79,756	2,569
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.64	$10.30
Value at end of period	$12.59	$10.64
Number of accumulation units outstanding at end of period	133,015	145,473
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.74	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494	$10.554	$10.689
Value at end of period	$11.68	$10.74	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494	$10.554
Number of accumulation units outstanding at end of period	545,503	682,314	872,366	1,184,775	1,301,937	1,798,491	2,155,759	2,336,393	2,557,155	2,394,861
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.97
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	78,239
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.42	$10.13
Value at end of period	$11.53	$10.42
Number of accumulation units outstanding at end of period	719,175	1,007,580

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.00	$10.06
Value at end of period	$13.97	$12.00
Number of accumulation units outstanding at end of period	1,421,076	1,845,044
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.04	$10.24
Value at end of period	$12.55	$11.04
Number of accumulation units outstanding at end of period	23,059	40,711
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.10	$10.01
Value at end of period	$10.80	$10.10
Number of accumulation units outstanding at end of period	472,345	630,746
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.51	$10.44
Value at end of period	$11.29	$10.51
Number of accumulation units outstanding at end of period	135,391	150,818
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152	$10.009
Value at end of period	$14.33	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152
Number of accumulation units outstanding at end of period	104,331	119,686	178,324	206,430	333,609	329,528	535,004	473,282	358,518	216,273
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.69	$10.04
Value at end of period	$12.57	$11.69
Number of accumulation units outstanding at end of period	317,037	447,605
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.31	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406	$13.834	$13.56
Value at end of period	$22.69	$20.31	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406	$13.834
Number of accumulation units outstanding at end of period	489,126	651,997	859,736	992,016	1,092,108	1,299,610	1,516,955	1,472,258	1,616,748	1,572,718
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.66	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656	$8.786	$8.96
Value at end of period	$12.04	$10.66	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656	$8.786
Number of accumulation units outstanding at end of period	390,460	497,936	630,854	739,569	916,120	1,177,274	1,421,458	1,550,656	1,761,234	1,615,395

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.88	$10.06
Value at end of period	$12.09	$10.88
Number of accumulation units outstanding at end of period	598,404	759,682
ING VP BALANCED PORTFOLIO
Value at beginning of period	$19.56	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405	$14.228	$11.781
Value at end of period	$21.21	$19.56	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405	$14.228
Number of accumulation units outstanding at end of period	200,792	157,366	195,681	240,188	273,826	315,543	364,760	387,565	369,652	314,447
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824	$9.106
Value at end of period	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	76,584	91,603	162,127	410,635	115,373	74,229	34,998
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.81	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461	$16.354	$12.769
Value at end of period	$17.81	$15.81	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461	$16.354
Number of accumulation units outstanding at end of period	289,635	409,644	511,623	624,677	718,631	896,573	1,015,824	1,172,637	1,217,448	946,796
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158	$10.667
Value at end of period	$15.42	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158
Number of accumulation units outstanding at end of period	60,251	38,833	57,496	72,287	79,048	109,809	256	156,242	284,771	68,840
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414	$10.919
Value at end of period	$21.48	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414
Number of accumulation units outstanding at end of period	151,075	193,784	219,239	279,207	305,209	345,653	445,665	536,795	654,767	271,628
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.95	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943	$11.201	$10.489
Value at end of period	$16.37	$15.95	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943	$11.201
Number of accumulation units outstanding at end of period	305,336	372,441	419,545	585,875	855,016	580,831	422,109	516,266	500,098	269,675
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.75	$9.33	$8.08	$6.20	$8.581	$11.434	$14.554	$9.754	$10.149
Value at end of period	$13.09	$10.75	$9.33	$8.08	$6.20	$8.581	$11.434	$14.554	$9.754
Number of accumulation units outstanding at end of period	108,579	93,169	82,135	39,138	34,133	32,299	50,262	12,771	1,816
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$12.74	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335	$10.90	$10.481
Value at end of period	$13.17	$12.74	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335	$10.90
Number of accumulation units outstanding at end of period	635,323	640,751	677,901	1,135,320	2,039,666	2,045,640	1,690,766	2,775,866	2,041,170	1,409,840

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$23.37	$16.59
Value at end of period	$28.05	$23.37
Number of accumulation units outstanding at end of period	10,840	16,204
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638	$11.313
Value at end of period	$27.43	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638
Number of accumulation units outstanding at end of period	149,129	192,426	286,551	409,801	357,092	342,594	343,701	136,571	225,982	188,818
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$16.73	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825	$13.112	$11.613
Value at end of period	$17.88	$16.73	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825	$13.112
Number of accumulation units outstanding at end of period	61,416	70,291	81,018	97,343	98,588	114,194	79,712	94,121	95,815	60,533
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$17.89	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409	$14.983	$12.674
Value at end of period	$19.97	$17.89	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409	$14.983
Number of accumulation units outstanding at end of period	107,970	136,356	100,636	64,273	52,779	57,017	66,806	74,094	83,798	72,383
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$17.07	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676	$14.054	$12.123
Value at end of period	$18.72	$17.07	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676	$14.054
Number of accumulation units outstanding at end of period	107,680	97,208	84,249	63,658	34,383	33,977	39,050	42,322	40,712	29,532
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246	$10.856
Value at end of period	$21.46	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246
Number of accumulation units outstanding at end of period	69,523	91,012	132,862	146,199	200,434	310,005	280,864	150,268	311,397	67,303

TABLE II

FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.45	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208	$10.596
Value at end of period	$13.37	$12.45	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208
Number of accumulation units outstanding at end of period	5,115	4,427	9,781	11,187	7,060	8,516	10,043	12,257	11,121

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$18.38	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537	$11.136
Value at end of period	$20.28	$18.38	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537
Number of accumulation units outstanding at end of period	144,395	189,474	270,618	284,306	282,851	331,463	375,961	410,630	353,548
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.86	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806	$10.957
Value at end of period	$16.45	$13.86	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806
Number of accumulation units outstanding at end of period	214,849	308,442	440,175	477,417	482,335	502,916	484,590	576,813	476,634
FIDELITY® VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.49	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259	$11.159
Value at end of period	$14.27	$12.49	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259
Number of accumulation units outstanding at end of period	115,177	170,290	255,117	275,998	318,692	360,463	425,196	738,298	409,685
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.73	$9.90
Value at end of period	$10.43	$10.73
Number of accumulation units outstanding at end of period	34,586	66,891
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.11
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	131,528
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.97	$10.76
Value at end of period	$14.76	$10.97
Number of accumulation units outstanding at end of period	5,321	1,129
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.00	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995	$11.145
Value at end of period	$15.69	$13.00	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995
Number of accumulation units outstanding at end of period	15,818	30,651	38,432	32,476	34,668	35,605	34,335	34,698	30,516
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.65	$10.31
Value at end of period	$12.62	$10.65
Number of accumulation units outstanding at end of period	2,702	1,281

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.49	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797	$11.104
Value at end of period	$10.34	$9.49	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797
Number of accumulation units outstanding at end of period	53,971	85,413	96,144	123,870	146,220	178,926	204,067	258,892	205,549
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.19
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	1,795
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.43	$10.02
Value at end of period	$11.56	$10.43
Number of accumulation units outstanding at end of period	165,817	237,360
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.02	$10.06
Value at end of period	$14.00	$12.02
Number of accumulation units outstanding at end of period	186,321	270,034
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.05	$10.42
Value at end of period	$12.58	$11.05
Number of accumulation units outstanding at end of period	12,420	13,386
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.11	$10.01
Value at end of period	$10.83	$10.11
Number of accumulation units outstanding at end of period	123,268	193,543
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.52	$10.23
Value at end of period	$11.32	$10.52
Number of accumulation units outstanding at end of period	6,071	15,707
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.90	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005	$11.503
Value at end of period	$13.73	$11.90	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005
Number of accumulation units outstanding at end of period	23,342	51,670	68,660	83,398	119,891	126,600	145,704	145,648	108,102

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$10.04
Value at end of period	$12.61	$11.70
Number of accumulation units outstanding at end of period	35,649	67,621
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.27	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103	$11.12
Value at end of period	$15.97	$14.27	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103
Number of accumulation units outstanding at end of period	75,304	114,098	132,419	117,552	109,183	121,445	132,805	121,008	120,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.76	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634	$11.178
Value at end of period	$13.30	$11.76	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634
Number of accumulation units outstanding at end of period	36,959	50,188	69,767	88,444	110,061	137,737	145,226	154,290	131,761
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.89	$10.06
Value at end of period	$12.12	$10.89
Number of accumulation units outstanding at end of period	116,768	182,409
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.63	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312	$10.708
Value at end of period	$14.81	$13.63	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312
Number of accumulation units outstanding at end of period	90,278	53,785	79,752	100,168	100,062	97,168	106,603	122,860	112,689
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83	$8.85
Value at end of period	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	1,441	13,786	13,985	51,590	10,727	2,710	2,543
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.58	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063	$11.063
Value at end of period	$10.80	$9.58	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063
Number of accumulation units outstanding at end of period	92,441	262,047	320,334	347,069	407,326	384,290	419,418	474,578	794,335
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.19	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977	$11.455
Value at end of period	$11.34	$11.19	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977
Number of accumulation units outstanding at end of period	20,200	23,464	29,696	31,978	37,025	50,862	89,897	74,875	75,506

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.88	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535	$11.157
Value at end of period	$14.57	$12.88	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535
Number of accumulation units outstanding at end of period	61,797	86,451	106,738	113,492	139,607	182,887	190,980	208,800	215,324
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.32	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606	$10.118
Value at end of period	$14.71	$14.32	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606
Number of accumulation units outstanding at end of period	104,114	118,765	132,044	156,673	208,945	203,572	146,073	284,700	211,071
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$10.88	$9.43	$8.15	$6.25	$8.63	$11.481	$14.592	$9.764	$9.851
Value at end of period	$13.27	$10.88	$9.43	$8.15	$6.25	$8.63	$11.481	$14.592	$9.764
Number of accumulation units outstanding at end of period	24,968	13,440	15,102	4,009	4,422	4,137	8,697	2,511	2,693
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.78	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371	$10.097
Value at end of period	$12.20	$11.78	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371
Number of accumulation units outstanding at end of period	183,382	183,467	266,154	309,034	604,639	896,013	726,382	370,653	319,753
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$17.22	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724	$11.126
Value at end of period	$19.86	$17.22	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724
Number of accumulation units outstanding at end of period	56,421	78,633	101,386	109,954	78,472	104,124	109,027	80,258	71,465
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.70	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38	$10.404
Value at end of period	$13.59	$12.70	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38
Number of accumulation units outstanding at end of period	1,237	7,956	21,114	11,808	16,425	29,205	23,848	29,162	29,301
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.81	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059	$10.694
Value at end of period	$13.20	$11.81	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059
Number of accumulation units outstanding at end of period	11,124	9,031	6,479	9,774	5,274	6,934	16,321	16,116	17,615
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.07	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27	$10.504
Value at end of period	$13.26	$12.07	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27
Number of accumulation units outstanding at end of period	8,957	10,535	9,987	6,168	12,126	17,957	16,607	9,394	18,307
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.81	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644	$11.097
Value at end of period	$15.82	$13.81	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644
Number of accumulation units outstanding at end of period	21,879	37,696	54,950	53,100	58,978	76,652	71,351	77,073	110,097

PART B

VARIABLE ANNUITY ACCOUNT I A SEPARATE ACCOUNT OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2007 ING Marathon Plus (IICA)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the “separate account”) dated April 30, 2007.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, CT 06156-1277

1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May
1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating
Annuity Life Insurance Company organized in 1954).

Prior to January 1, 2006, the contracts described in the prospectus were issued by ING Insurance
Company of America (“IICA”), a direct, wholly owned subsidiary of the Company. On December 31,
2005, IICA merged with and into the Company, and the Company assumed responsibility for IICA's obligations under the contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on
January 5, 2000. Prior to May 1, 2002, IICA was known as Aetna Insurance Company of America.

As of December 31, 2006, the Company had $59 billion invested through their products, including $50 billion in their separate accounts (of which the Company, or its management affiliates ING Investment
Management Co. and ING Investments, LLC manages or oversees the management of $19 billion). The
Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best
Company as of July 19, 2006. The Company is a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc., and The Company is an indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151
Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does not receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.) From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by IICA for the purpose of funding variable annuity contracts issued by the Company. In connection with the merger of IICA with and into the
Company, Variable Annuity Account I was transferred to the Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company
Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contracts are as follows:

AIM V.I. Capital Appreciation Fund	ING Oppenheimer Global Portfolio	ING VP Intermediate Bond Portfolio
(Series I)	(I Class)	(Class I)
AIM V.I. Core Equity Fund (Series I)	ING Oppenheimer Main Street	ING VP International Equity Portfolio
Calvert Social Balanced Portfolio	Portfolio® (Class S)	(Class I)
Capital One Mid Cap Equity Fund	ING Oppenheimer Strategic Income	ING VP International Value Portfolio
(Class A Shares) (1)	Portfolio (I Class)	(Class I)
EuroPacific Growth Fund® (Class R-4)(1)	ING PIMCO High Yield Portfolio	ING VP MidCap Opportunities Portfolio
Evergreen Special Values Fund	(Class S)	(Class I)
(Class A)(1)(2)	ING PIMCO Total Return Portfolio	ING VP Money Market Portfolio
Fidelity VIP Contrafund® Portfolio	(S Class)	(Class I)
(Initial Class)	ING Pioneer Equity Income Portfolio	ING VP Real Estate Portfolio (Class I)
Fidelity VIP Equity-Income Portfolio	(Class I)(3)	ING VP Small Company Portfolio
(Initial Class)	ING Pioneer Fund Portfolio (Class I)	(Class I)
Fidelity VIP Growth Portfolio (Initial	ING Pioneer High Yield Portfolio	ING VP SmallCap Opportunities
Class)	(I Class)	Portfolio (Class I)
Franklin Small Cap Value Securities	ING Pioneer Mid Cap Value Portfolio	ING VP Strategic Allocation
Fund (Class 2)	(Class I)	Conservative Portfolio (Class I)
ING AllianceBernstein Mid Cap Growth	ING Solution 2015 Portfolio (S Class)(4)	ING VP Strategic Allocation Growth
Portfolio (Class S)	ING Solution 2025 Portfolio (S Class)(4)	Portfolio (Class I)
ING American Century Large Company	ING Solution 2035 Portfolio (S Class)(4)	ING VP Strategic Allocation Moderate
Value Portfolio (S Class)	ING Solution 2045 Portfolio (S Class)(4)	Portfolio (Class I)
ING American Century Small-Mid Cap	ING Solution Income Portfolio	ING VP Value Opportunity Portfolio
Value Portfolio (S Class)	(S Class)(4)	(Class I)
ING Baron Asset Portfolio (S Class)	ING Stock Index Portfolio (Class I)	ING Wells Fargo Disciplined Value
ING Baron Small Cap Growth Portfolio	ING T. Rowe Price Capital Appreciation	Portfolio (Class S)(5)
(S Class)	Portfolio (Class S)	ING Wells Fargo Small Cap Disciplined
ING BlackRock Large Cap Growth	ING T. Rowe Price Diversified Mid Cap	Portfolio (Class S)
Portfolio (Class S)	Growth Portfolio (S Class)	Lazard Mid Cap Portfolio (Open
ING Columbia Small Cap Value II	ING T. Rowe Price Growth Equity	Shares)(1) (6)
Portfolio (S Class)	Portfolio (I Class)	Lord Abbett Series Fund - Growth and
ING Davis Venture Value Portfolio	ING Templeton Foreign Equity Portfolio	Income Portfolio (Class VC)
(S Class)	(S Class)	Lord Abbett Series Fund - Mid-Cap
ING Evergreen Health Sciences	ING Templeton Global Growth Portfolio	Value Portfolio (Class VC)
Portfolio (Class S)	(Class S)	Neuberger Berman Socially Responsive
ING FMRSM Diversified Mid Cap	ING Thornburg Value Portfolio (I Class)	Fund® (Trust Class)(1)
Portfolio (Class S)*	ING UBS U.S. Large Cap Equity	New Perspective Fund® (Class R-4)(1)
ING FMRSM Large Cap Growth	Portfolio (I Class)	OpCap Mid Cap Portfolio(6)
Portfolio (Class I)*	ING Van Kampen Comstock Portfolio	Oppenheimer Developing Markets Fund
ING Fundamental Research Portfolio	(S Class)	(Class A)(1)(7)
(S Class)	ING Van Kampen Equity and Income	Oppenheimer Main Street Small Cap
ING JPMorgan Emerging Markets	Portfolio (S Class)	Fund ®/VA
Equity Portfolio (Class S)	ING Van Kampen Growth and Income	PIMCO VIT Real Return Portfolio
ING JPMorgan International Portfolio	Portfolio (Class S)	(Administrative Class)
(I Class)	ING Van Kampen Real Estate Portfolio	Pioneer Emerging Markets VCT
ING JPMorgan Mid Cap Value Portfolio	(Class S)	Portfolio (Class I) (6)
(S Class)	ING VP Balanced Portfolio, Inc.	Pioneer Equity Income VCT Portfolio
ING JPMorgan Small Cap Core Equity	(Class I)	(Class I)
Portfolio (Class S)	ING VP Financial Services Portfolio	Pioneer Fund VCT Portfolio (Class I)
ING Julius Baer Foreign Portfolio	(Class I)	Pioneer High Yield VCT Portfolio
(Class S)	ING VP Global Science and Technology	(Class I)
ING Legg Mason Partners Aggressive	Portfolio (Class I)	Pioneer Mid Cap Value VCT Portfolio
Growth Portfolio (I Class)	ING VP Growth and Income Portfolio	(Class I)
ING Legg Mason Value Portfolio	(Class I)	Templeton Global Bond Fund
(Class S)	ING VP Growth Portfolio (Class I)	(Class A)(1)
ING Lord Abbett Affiliated Portfolio	ING VP Index Plus International Equity	The Growth Fund of America®
(Class I)	Portfolio (Class S)	(Class R-4)(1)
ING Marsico Growth Portfolio (Class S)	ING VP Index Plus LargeCap Portfolio	Wanger International Small Cap(6)
ING Marsico International Opportunities	(Class I)	Wanger Select
Portfolio (Class S)	ING VP Index Plus MidCap Portfolio	Wanger U.S. Smaller Companies
ING MFS Utilities Portfolio (Class S)	(Class I)	Washington Mutual Investors FundSM
ING Neuberger Berman Partners	ING VP Index Plus SmallCap Portfolio	(Class R-4)(1)
Portfolio (S Class)	(Class I)
ING OpCap Balanced Value Portfolio
(S Class)
* FMRSM is a service mark of Fidelity Management and Research Company.

(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds” in the prospectus.

(2)	Available only to those plans offering the fund prior to September 1, 2005.

(3)	This fund is scheduled to be available on May 11, 2007.

(4)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” in the prospectus for additional information.

(5)	This fund has changed its name to the name listed above. See “Appendix III – Description of Underlying Funds” in the prospectus for a complete list of former and current fund names.

(6)	This fund is scheduled to be available on May 7, 2007.

(7)	Available only to plans offering the fund prior to March 6, 2006.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

3

OFFERING AND PURCHASE OF CONTRACTS

The Company’s affiliate, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the NASD, Inc. and the Securities
Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151
Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers,
LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial
Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2006, 2005 and 2004 amounted to approximately $26,090.63, $22,235.01 and $18,831, respectively. These amounts reflect approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s)
fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing
(a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

4

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was
$13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of
$273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow
Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

5

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

6

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Consolidated Balance Sheets as of
December 31, 2006 and 2005	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2006, 2005, and 2004	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,029.7	$1,037.1	$998.6
Fee income	714.8	609.6	554.3
Premiums	37.5	43.2	38.5
Broker-dealer commission revenue	429.2	378.1	375.0
Net realized capital gains	3.0	22.0	10.8
Other income	15.7	7.7	1.9
Total revenue	2,229.9	2,097.7	1,979.1
Benefits and expenses:
Interest credited and other benefits
to contractowners	783.7	739.6	739.4
Operating expenses	568.3	524.3	459.2
Broker-dealer commission expense	429.2	378.1	375.0
Amortization of deferred policy acquisition
cost and value of business acquired	21.3	159.9	127.4
Interest expense	2.9	1.6	0.6
Total benefits and expenses	1,805.4	1,803.5	1,701.6
Income before income taxes	424.5	294.2	277.5
Income tax expense	122.7	21.5	57.0
Net income	$301.8	$272.7	$220.5

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,150.1 at 2006 and $16,745.3 at 2005)	$15,112.2	$16,740.5
Equity securities, available-for-sale, at fair value
(cost of $233.6 at 2006 and $166.9 at 2005)	251.7	170.1
Mortgage loans on real estate	1,879.3	1,396.0
Policy loans	268.9	262.4
Other investments	398.9	144.6
Securities pledged
(amortized cost of $1,106.2 at 2006 and $1,260.8 at 2005)	1,099.5	1,247.6
Total investments	19,010.5	19,961.2
Cash and cash equivalents	311.2	257.7
Short-term investments under securities loan agreement	283.1	318.1
Accrued investment income	180.4	203.6
Receivables for securities sold	90.1	4.7
Reinsurance recoverable	2,715.4	2,796.7
Deferred policy acquisition costs	623.6	512.4
Value of business acquired	1,342.9	1,294.4
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	45.0	131.0
Due from affiliates	9.1	18.6
Property and equipment	75.1	33.2
Other assets	73.8	49.5
Assets held in separate accounts	43,550.8	35,899.8
Total assets	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$19,995.8	$20,932.8
Payables for securities purchased	42.6	3.1
Payables under securities loan agreement	283.1	318.1
Borrowed money	833.2	941.1
Due to affiliates	82.8	71.9
Current income taxes	59.8	51.1
Deferred income taxes	246.0	183.1
Other liabilities	406.2	312.2
Liabilities related to separate accounts	43,550.8	35,899.8
Total liabilities	65,500.3	58,713.2

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,299.5	4,549.6
Accumulated other comprehensive loss	(14.0)	(5.3)
Retained earnings (deficit)	(1,302.6)	(1,604.4)
Total shareholder's equity	2,985.7	2,942.7
Total liabilities and shareholder's equity	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003
Excluding impact of merger	$2.8	$4,646.5	$116.0	$(2,119.4)	$2,645.9
Impact of merger with affiliate	-	3.8	-	23.9	27.7
Balance at December 31, 2003
Including impact of merger	2.8	4,650.3	116.0	(2,095.5)	2,673.6
Comprehensive income:
Net income	-	-	-	220.5	220.5
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					171.6
Dividends paid	-	(83.5)	-	-	(83.5)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,566.8	67.1	(1,877.1)	2,759.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,604.4)	2,942.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and
FAS No. 158 transition
adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change
in accounting principle ($(0.8) pretax)			(0.5)		(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	$2.8	$4,299.5	$(14.0)	$(1,302.6)	$2,985.7

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$301.8	$272.7	$220.5
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(191.0)	(174.0)	(168.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	25.9	165.8	134.3
Net accretion/decretion of discount/premium	83.8	115.5	155.9
Future policy benefits, claims reserves, and
interest credited	662.5	634.2	621.7
Provision for deferred income taxes	75.6	11.0	46.1
Net realized capital gains	(3.0)	(22.0)	(10.8)
Depreciation	12.6	12.0	12.4
Change in:
Accrued investment income	23.2	(21.6)	(3.1)
Reinsurance recoverable	81.3	104.6	51.0
Other receivable and assets accruals	(20.1)	2.6	26.8
Due to/from affiliates	20.4	4.6	(52.0)
Other payables and accruals	86.3	(49.8)	(2.1)
Other	5.9	3.3	(12.4)
Net cash provided by operating activities	1,165.2	1,058.9	1,020.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,355.2	19,232.3	26,791.6
Equity securities, available-for-sale	91.7	119.8	85.7
Mortgage loans on real estate	197.0	179.0	71.0
Acquisition of:
Fixed maturities, available-for-sale	(8,802.1)	(19,435.9)	(26,789.3)
Equity securities, available-for-sale	(149.1)	(120.4)	(81.6)
Mortgage loans on real estate	(680.3)	(484.8)	(406.7)
Policy loans	(6.5)	0.3	7.6
Other investments	(240.2)	(43.6)	(28.9)
Loans to affiliates	-	-	(175.0)
Purchases of property and equipment, net	(54.5)	(14.2)	(11.7)
Net cash provided by (used in) investing activities	711.2	(567.5)	(537.3)

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,875.7	2,024.2	2,089.9
Maturities and withdrawals from investment contracts	(3,420.7)	(2,237.5)	(1,910.4)
Short-term loans to affiliates	86.0	(106.0)	16.4
Short-term borrowings	(107.9)	(116.3)	(458.5)
Dividends to Parent	(256.0)	(20.5)	(83.5)
Net cash used in financing activities	(1,822.9)	(456.1)	(346.1)
Net increase in cash and cash equivalents	53.5	35.3	136.9
Cash and cash equivalents, beginning of year	257.7	222.4	85.5
Cash and cash equivalents, end of year	$311.2	$257.7	$222.4
Supplemental cash flow information:
Income taxes paid, net	$37.6	$47.1	$17.3
Interest paid	$40.8	$32.0	$22.8

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”), Directed Services LLC (“DSL”), and Northfield Windsor LLC (“NWL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions are the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Consolidated Balance Sheets and Consolidated Statements of Operations give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Total revenue	$594.9	$507.7	$476.0
Net income	35.8	28.2	21.2
Additional paid-in capital:
Dividends paid	25.0	20.5	13.5
Employee share-based payments	0.1	0.2	-

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at 200 Northfield Drive, Windsor, Connecticut that will serve as the principal executive offices of the Company and as corporate offices for other Hartford based operations of the Company and its affiliates (the “Windsor Property”).

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006
Other assets	$74.0	$(0.2)	$73.8
Deferred income taxes	246.3	(0.3)	246.0
Other liabilities	405.6	0.6	406.2
Accumulated other comprehensive loss	(13.5)	(0.5)	(14.0)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $42.6 and $5.7 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

other limited partnerships at the commencement of the first reporting period beginning after December 15, 2006.

EITF 04-5 had no impact on ILIAC as of December 31, 2006, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $7.1 and $5.0, respectively, lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2006 and 2005 was $7.6 and $11.1, respectively, as of December 31, 2006 and 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $2.5 and $5.0 as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged, and was adopted by the Company on January 1, 2007. As a result of implementing SOP 05-1, the Company expects to recognize a cumulative effect of a change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 17.7% and 22.0% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years 2006, 2005, and 2004. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2006, 2005, and 2004, reserve interest rates ranged from 4.9% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005, unrealized capital losses of $7.3 and $8.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.7 billion and $2.8 billion at December 31, 2006 and 2005, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company's individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political
subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$35.7	$0.1	$-	$35.8
U.S. government agencies and authorities	468.4	0.5	8.4	460.5
State, municipalities, and political subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities(1):
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,449.5	32.9	94.0	4,388.4
Commercial mortgage-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
securities pledged	18,006.1	275.2	293.2	17,988.1
Less: securities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,745.3	270.0	274.8	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,912.2	$274.4	$276.0	$16,910.6

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $26.5 and $14.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2006 and 2005, $52.4 and $48.6, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$303.3	$302.5
After one year through five years	2,961.0	2,935.7
After five years through ten years	3,569.0	3,550.6
After ten years	1,373.8	1,421.7
Mortgage-backed securities	6,791.1	6,746.7
Other asset-backed securities	1,258.1	1,254.5
Less: securities pledged	1,106.2	1,099.5
Fixed maturities, excluding securities pledged	$15,150.1	$15,112.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $11.2 and $11.0, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 2.3% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $49.8 and $49.5 in ING proprietary funds as of December 31, 2006 and 2005, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $832.4 and $942.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $833.2 and $941.1 at December 31, 2006 and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2006, the Company did not have any reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

2005
Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	41.8	43.1	56.0	140.9
Total unrealized capital losses	$97.5	$77.0	$118.7	$293.2
Fair value	$5,941.1	$2,790.7	$2,643.6	$11,375.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.0% of the average book value. In addition, this category includes 1,193 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2	$-	-
U.S. corporate	24.4	67	3.9	15	-	-
Foreign	4.2	10	0.3	1	-	-
Residential mortgage-
backed	16.6	76	44.7	82	13.5	53
Other asset-backed	7.0	1	-	-	-	-
Equity securities	0.1	3	-	-	-	-
Total	$58.7	161	$49.0	100	$13.5	53

The above schedule includes $16.1, $43.3, and $13.5, for the years ended December 31, 2006, 2005, and 2004, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $42.6 and $5.7 in write-downs for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the years ended December 31, 2006 and 2005.

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2
U.S. corporate	24.4	67	2.3	13
Foreign	4.2	10	-	-
Residential mortgage-backed	0.6	1	3.3	2
Other asset-backed	7.0	1	-	-
Total	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $687.7 and $470.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$969.0	$978.9	$999.4
Equity securities, available-for-sale	10.5	9.7	7.1
Mortgage loans on real estate	93.6	73.0	56.0
Policy loans	13.2	30.0	8.1
Short-term investments and
cash equivalents	2.4	2.7	2.4
Other	44.5	38.7	10.0
Gross investment income	1,133.2	1,133.0	1,083.0
Less: investment expenses	103.5	95.9	84.4
Net investment income	$1,029.7	$1,037.1	$998.6

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(67.0)	$1.0	$51.8
Equity securities, available-for-sale	9.3	12.4	9.9
Derivatives	(3.9)	17.9	(10.2)
Other	-	(0.3)	1.3
Less: allocation to experience-rated contracts	(64.6)	9.0	42.0
Net realized capital gains	$3.0	$22.0	$10.8
After-tax net realized capital gains	$2.0	$14.3	$7.0

During the year ended December 31, 2006, Net realized capital gains decreased due to the higher other-than-temporary impairments recognized in 2006 and higher losses on derivatives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized capital gains allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $164.5, $240.3, and $233.4, at December 31, 2006, 2005, and 2004, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$6,481.2	$10,062.3	$10,236.3
Gross gains	109.0	161.1	146.9
Gross losses	110.9	93.9	70.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$16,211.7	$16,211.7	$17,988.1	$17,988.1
Equity securities, available-for-sale	251.7	251.7	170.1	170.1
Mortgage loans on real estate	1,879.3	1,852.6	1,396.0	1,386.2
Policy loans	268.9	268.9	262.4	262.4
Cash, cash equivalents, and
short-term investments under
securities loan agreement	594.3	594.3	575.8	575.8
Other investments	398.9	398.9	144.6	144.6
Assets held in separate accounts	43,550.8	43,550.8	35,899.8	35,899.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,475.1	1,529.2	1,772.7	1,886.3
Without a fixed maturity	14,407.2	14,367.8	14,936.4	14,896.0
Derivatives	45.1	45.1	26.7	26.7
Liabilities related to
separate accounts	43,550.8	43,550.8	35,899.8	35,899.8

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$519.6	$-	$6.2

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,277.8	2,060.0	16.4	10.3

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	204.4	126.5	(30.9)	(23.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	756.8	70.5	(2.5)	(1.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	$139.0	$36.0	$0.3	$0.1

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	1,112.0	175.0	5.2	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	N/A*	N/A*	(2.7)	(4.2)

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $344.3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% to 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized capital gains (losses) on available-for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	512.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	$623.6

The estimated amount of DAC to be amortized, net of interest, is $35.7, $38.7, $43.7, $38.7, and $36.1, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% to 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized capital gains (losses) on available-for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,294.4
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	$1,342.9

The estimated amount of VOBA to be amortized, net of interest, is $95.3, $96.6, $105.9, $93.5, and $84.0, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the fixed margins and fees earned on higher average fixed and variable AUM and fewer other-than-temporary impairments. The Company revised certain contractowner withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2006, 2005, and 2004, the Company paid $256.0, $20.5, and $83.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2006, 2005, and 2004, the Company did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $125.7, $228.5, and $217.2, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,434.9 and $1,539.1 as of December 31, 2006 and 2005, respectively.

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.3 billion and $0.7, respectively. As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.7 billion and $0.8, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $3.3 billion and $3.7 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, filed a consolidated federal income tax return as part of the ING AIH affiliated group and was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC’s consolidated group filings with IICA for taxable year 2005, and prior taxable periods, were governed by a federal tax allocation agreement with IICA, whereby ILIAC charged its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credited IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Current tax (benefit) expense:
Federal	$23.3	$4.9	$7.7
State	20.0	4.9	3.2
Total current tax expense	43.3	9.8	10.9
Deferred tax expense:
Federal	79.4	11.7	46.1
Total deferred tax expense	79.4	11.7	46.1
Total income tax expense	$122.7	$21.5	$57.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes	$424.5	$294.2	$277.5
Tax rate	35.0%	35.0%	35%
Income tax at federal statutory rate	148.6	103.0	97.1
Tax effect of:
Dividend received deduction	(36.5)	(25.8)	(9.6)
IRS audit settlement	-	(58.2)	(33.0)
State tax expense	13.0	3.2	2.1
Other	(2.4)	(0.7)	0.4
Income tax expense	$122.7	$21.5	$57.0

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Insurance reserves	$262.0	$275.5
Unrealized gains allocable to
experience-rated contracts	18.3	17.0
Investments	3.5	18.8
Postemployment benefits	74.7	57.7
Compensation	25.1	37.6
Other	19.9	14.2
Total gross assets	403.5	420.8
Deferred tax liabilities:
Value of business acquired	(469.1)	(453.0)
Net unrealized capital gains	(15.9)	(27.3)
Deferred policy acquisition costs	(164.5)	(123.6)
Total gross liabilities	(649.5)	(603.9)
Net deferred income tax liability	$(246.0)	$(183.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a payable of $28.5 to ING AIH under the intercompany tax sharing agreement at December 31, 2006 and a payable of $30.3 to the Internal Revenue Service (“IRS”) at December 31, 2005 for federal income taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $17.2 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the IRS completed its examination of the Company’s returns through tax year 2001. The provision for the year ended December 31, 2005 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company’s positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in early 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $23.8, $22.5, and $18.8, for 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $9.7, $8.9, and $8.0, in 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006 and 2005.

	2006	2005
Change in Benefit Obligation:
Defined benefit obligation, January 1	$106.8	$104.1
Interest cost	5.5	6.0
Benefits paid	(8.3)	(9.7)
Actuarial loss on obligation	(6.3)	6.4
Defined benefit obligation, December 31	$97.7	$106.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2006	2005
Accrued benefit cost	$(97.7)	$(101.8)
Intangible assets	-	0.4
Accumulated other comprehensive income	14.1	17.8
Net amount recognized	$(83.6)	$(83.6)

At December 31, 2006 and 2005, the accumulated benefit obligation was $97.7 and $106.8, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2006 and 2005 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2006	2005
Discount rate at beginning of period	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.9% was the appropriate discount rate as of December 31, 2006, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.9% discount rate will also be used to determine the Company’s 2007 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2006	2005	2004
Discount rate	5.90%	6.00%	6.25%
Rate of increase in compensation levels	4.00%	4.00%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2006 were as indicated above (5.9% discount rate, 4.0% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006, 2005, and 2004, were as follows:

	2006	2005	2004
Interest cost	$5.5	$6.0	$5.9
Net actuarial loss recognized in the year	2.0	1.3	-
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.4	0.3	0.1
Net periodic benefit cost	$8.1	$7.8	$6.2

Cashflows

In 2007, the employer is expected to contribute $13.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2007 through 2011, and thereafter through 2016, are estimated to be $13.5, $13.1, $9.8, $9.4, $8.2, and $25.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2006, 2005, and 2004, were $1.5, $1.4, and $2.5, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $62.2, $61.7, and $58.8, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $175.3, $138.5, and $132.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, net expenses related to the agreement were incurred in the amount of $12.4, $17.8, and $8.6, respectively.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL acts as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commissions were collected in the amount of $429.2, $378.1, and $375.0. Such commissions are, in turn, paid to broker-dealers.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreements with Lion, ING USA, and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amount of $70.8, $46.3, and $37.6, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $8.8, $6.4, and $5.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Investment Advisory and Other Fees

During 2006, 2005, and 2004, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $289.9, $263.0, and $209.2 (excludes fees paid to ING Investment Management Co.) in 2006, 2005, and 2004, respectively. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL.

DSL serves as the investment advisor, transfer agent, and administrator, to ING Investors Trust (the “Trust”), an affiliate. Under a unified fee agreement, DSL provides all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $233.9, $174.6, and $138.2, respectively. At December 31, 2006 and 2005, DSL had $22.1 and $17.2, respectively, receivable from the Trust under the unified fee agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $1.8, $0.7, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively, and earned interest income of $3.3, $1.1, and $1.3, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2006 and 2005, ILIAC had $45.0 and $131.0, respectively, receivable from ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Notes”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2006 and 2005 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with eight unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2006, the Company did not have reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.4 and $17.8 were maintained for this contract as of December 31, 2006 and 2005, respectively.

Reinsurance ceded in force for life mortality risks were $22.4 and $24.2 at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, net receivables were comprised of the following:

	2006	2005
Claims recoverable from reinsurers	$2,727.1	$2,806.6
Payable for reinsurance premiums	(1.2)	(1.7)
Reinsured amounts due to reinsurer	(0.5)	(0.3)
Reserve credits	0.8	1.1
Other	(10.8)	(9.0)
Total	$2,715.4	$2,796.7

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$199.0	$215.5	$244.9
Premiums ceded under reinsurance	0.5	0.4	0.5
Reinsurance recoveries	359.0	363.7	395.2

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the longest term of which expires in 2014.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $17.8, $17.4, and $17.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $16.9, $3.6, $2.6, $1.6, and $0.9, respectively, and $0.8 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. During 2006 and 2005, $79.4 and $42.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum liability to the Company under the guarantee was $30.0.

New Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"), with a maximum estimated cost of $81.5 under the Construction Agreements. Costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition and development of the corporate office facility totaled $27.6 for the year ended December 31, 2006. These costs were capitalized in Property and equipment on the Consolidated Balance Sheet.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(44.6)	$(18.0)	$482.1
Equity securities, available-for-sale	18.1	3.2	8.7
DAC/VOBA adjustment on
available-for-sale securities	3.9	5.1	(9.5)
Sales inducements adjustment on
available-for-sale securities	0.1	0.1	(0.1)
Premium deficiency reserve adjustment	(37.5)	(23.6)	-
Other investments	0.8	1.2	1.3
Less: allocation to experience-rated contracts	(52.4)	(48.6)	357.5
Unrealized capital (losses) gains, before tax	(6.8)	16.6	125.0
Deferred income tax asset (liability)	2.4	(10.3)	(41.2)
Net unrealized capital (losses) gains	(4.4)	6.3	83.8
Pension liability, net of tax	(9.6)	(11.6)	(16.7)
Accumulated other comprehensive (loss) income	$(14.0)	$(5.3)	$67.1

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(52.4) and $(48.6) at December 31, 2006 and 2005, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(26.6)	$(500.1)	$(133.0)
Equity securities, available-for-sale	14.9	(5.5)	(5.1)
DAC/VOBA adjustment on
available-for-sale securities	(1.2)	14.6	10.1
Sales inducements adjustment on
available-for-sale securities	-	0.2	(0.1)
Premium deficiency reserve adjustment	(13.9)	(23.6)	-
Other investments	(0.4)	(0.1)	(59.7)
Less: allocation to experience-rated contracts	(3.8)	(406.1)	(134.0)
Unrealized capital gains (losses), before tax	(23.4)	(108.4)	(53.8)
Deferred income tax asset (liability)	12.7	30.9	21.6
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

	2006	2005	2004
Net unrealized capital holding gains (losses) arising
during the year (1)	$(43.6)	$(38.2)	$(1.8)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(32.9)	39.3	30.4
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(95.4), $(53.4), and $(3.0), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(72.0), $55.0, and $50.8, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

2005	First*	Second*	Third*	Fourth*
Total revenue	$511.7	$536.5	$529.7	$519.8
Income before income taxes	55.0	76.0	87.3	75.9
Income tax expense (benefit)	17.0	23.9	(40.9)	21.5
Net income	$38.0	$52.1	$128.2	$54.4

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

FINANCIAL STATEMENTS
Variable Annuity Account I of
ING Life Insurance and Annuity Company
Year ended December 31, 2006
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2006

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account I of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	ING VP Index Plus International Equity Portfolio - Service Class
AIM V.I. Core Equity Fund - Series I Shares	ING Partners, Inc.:
AIM V.I. Growth Fund - Series I Shares	ING American Century Select Portfolio - Initial Class
AIM V.I. Premier Equity Fund - Series I Shares	ING Baron Small Cap Growth Portfolio - Service Class
American Century Variable Portfolios, Inc.:	ING JPMorgan International Portfolio - Initial Class
American Century VP Balanced Fund	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
American Century VP International Fund	ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
Calvert Variable Series, Inc.:	ING Neuberger Berman Partners Portfolio - Initial Class
Calvert Social Balanced Portfolio	ING Oppenheimer Global Portfolio - Initial Class
EuroPacific Growth Fund®:	ING Oppenheimer Strategic Income Portfolio - Initial Class
EuroPacific Growth Fund® - Class R-4	ING T. Rowe Price Diversified Mid Cap Growth
Federated Insurance Series:	Portfolio - Initial Class
Federated American Leaders Fund II	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Federated Capital Income Fund II	ING Thornburg Value Portfolio - Initial Class
Federated Equity Income Fund II	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Federated Fund for U.S. Government Securities II	ING Van Kampen Equity and Income Portfolio - Initial Class
Federated High Income Bond Fund II	ING Strategic Allocation Portfolios, Inc.:
Federated International Equity Fund II	ING VP Strategic Allocation Conservative Portfolio - Class I
Federated Mid Cap Growth Strategies Fund II	ING VP Strategic Allocation Growth Portfolio - Class I
Federated Prime Money Fund II	ING VP Strategic Allocation Moderate Portfolio - Class I
Fidelity® Variable Insurance Products:	ING Variable Funds:
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING VP Growth and Income Portfolio - Class I
Fidelity® VIP Growth Portfolio - Initial Class	ING Variable Portfolios, Inc.:
Fidelity® VIP High Income Portfolio - Initial Class	ING VP Global Science and Technology Portfolio - Class I
Fidelity® VIP Overseas Portfolio - Initial Class	ING VP Growth Portfolio - Class I
Fidelity® Variable Insurance Products II:	ING VP Index Plus LargeCap Portfolio - Class I
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING VP Index Plus MidCap Portfolio - Class I
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING VP Index Plus SmallCap Portfolio - Class I
Fidelity® VIP Index 500 Portfolio - Initial Class	ING VP International Equity Portfolio - Class I
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING VP Small Company Portfolio - Class I
ING Investors Trust:	ING VP Value Opportunity Portfolio - Class I
ING Evergreen Omega Portfolio - Institutional Class	ING Variable Products Trust:
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING VP High Yield Bond Portfolio - Class I
ING FMRSM Large Cap Growth Portfolio - Institutional Class	ING VP International Value Portfolio - Class I
ING JPMorgan Emerging Markets Equity	ING VP SmallCap Opportunities Portfolio - Class I
Portfolio - Institutional Class	ING VP Balanced Portfolio, Inc.:
ING JPMorgan Value Opportunities Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING Marsico International Opportunities	ING VP Intermediate Bond Portfolio:
Portfolio - Service Class	ING VP Intermediate Bond Portfolio - Class I
ING MFS Total Return Portfolio - Institutional Class	ING VP Money Market Portfolio:
ING Oppenheimer Main Street Portfolio® - Institutional Class	ING VP Money Market Portfolio - Class I
ING PIMCO High Yield Portfolio - Service Class	ING VP Natural Resources Trust:
ING Pioneer Fund Portfolio - Institutional Class	ING VP Natural Resources Trust
ING Stock Index Portfolio - Institutional Class

Lord Abbett Series Fund, Inc.:	PIMCO Variable Insurance Trust:
Lord Abbett Series Fund - Growth and Income	PIMCO Real Return Portfolio - Administrative Class
Portfolio - Class VC	Pioneer Variable Contracts Trust:
MFS® Variable Insurance TrustSM:	Pioneer Equity Income VCT Portfolio - Class I
MFS® Strategic Income Series	Pioneer Mid Cap Value VCT Portfolio - Class I
Oppenheimer Variable Account Funds:	The Growth Fund of America®, Inc.:
Oppenheimer Aggressive Growth Fund/VA	The Growth Fund of America® - Class R-4
Oppenheimer Main Street Fund®/VA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account I of ING Life
Insurance and Annuity Company at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 23, 2007

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	AIM V.I.
	Capital				Federated
	Appreciation	AIM V.I. Core	Calvert Social	EuroPacific	American
	Fund - Series I	Equity Fund -	Balanced	Growth Fund®	Leaders Fund
	Shares	Series I Shares	Portfolio	- Class R-4	II

Assets
Investments in mutual funds
at fair value	$ 4	$ 6,340	$ 198	$ 4,011	$ 44,712
Total assets	4	6,340	198	4,011	44,712
Liabilities
Due to related parties	-	-	-	-	3
Total liabilities	-	-	-	-	3
Net assets	$ 4	$ 6,340	$ 198	$ 4,011	$ 44,709

Net assets
Accumulation units	$ 4	$ 6,340	$ 198	$ 4,011	$ 44,619
Contracts in payout (annuitization)
period	-	-	-	-	90
Total net assets	$ 4	$ 6,340	$ 198	$ 4,011	$ 44,709

Total number of mutual fund shares	149	232,922	97,709	87,236	2,074,806

Cost of mutual fund shares	$ 4	$ 5,417	$ 188	$ 4,007	$ 39,749

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			Federated
	Federated	Federated	Fund for U.S.	Federated	Federated
	Capital Income	Equity Income	Government	High Income	International
	Fund II	Fund II	Securities II	Bond Fund II	Equity Fund II

Assets
Investments in mutual funds
at fair value	$ 4,115	$ 9,473	$ 1,454	$ 6,107	$ 7,212
Total assets	4,115	9,473	1,454	6,107	7,212
Liabilities
Due to related parties	-	1	-	-	1
Total liabilities	-	1	-	-	1
Net assets	$ 4,115	$ 9,472	$ 1,454	$ 6,107	$ 7,211

Net assets
Accumulation units	$ 4,080	$ 9,392	$ 1,454	$ 6,093	$ 7,161
Contracts in payout (annuitization)
period	35	80	-	14	50
Total net assets	$ 4,115	$ 9,472	$ 1,454	$ 6,107	$ 7,211

Total number of mutual fund shares	422,890	579,763	128,262	777,950	421,499

Cost of mutual fund shares	$ 3,586	$ 6,904	$ 1,469	$ 5,643	$ 6,025

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Federated Mid		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Cap Growth	Federated	Equity-Income	Growth	High Income
	Strategies	Prime Money	Portfolio -	Portfolio -	Portfolio -
	Fund II	Fund II	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 11,191	$ 973	$ 26,853	$ 8	$ 3
Total assets	11,191	973	26,853	8	3
Liabilities
Due to related parties	1	-	2	-	-
Total liabilities	1	-	2	-	-
Net assets	$ 11,190	$ 973	$ 26,851	$ 8	$ 3

Net assets
Accumulation units	$ 11,190	$ 973	$ 26,851	$ 8	$ -
Contracts in payout (annuitization)
period	-	-	-	-	3
Total net assets	$ 11,190	$ 973	$ 26,851	$ 8	$ 3

Total number of mutual fund shares	436,471	972,737	1,024,943	216	521

Cost of mutual fund shares	$ 10,573	$ 973	$ 22,168	$ 8	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			Fidelity® VIP	ING Evergreen	ING FMRSM
	Fidelity® VIP	Fidelity® VIP	Investment	Omega	Diversified Mid
	Contrafund®	Index 500	Grade Bond	Portfolio -	Cap Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional	Institutional
	Initial Class	Initial Class	Initial Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 25,768	$ 13,581	$ 265	$ 891	$ 2,817
Total assets	25,768	13,581	265	891	2,817
Liabilities
Due to related parties	2	1	-	-	-
Total liabilities	2	1	-	-	-
Net assets	$ 25,766	$ 13,580	$ 265	$ 891	$ 2,817

Net assets
Accumulation units	$ 25,766	$ 13,580	$ 265	$ 891	$ 2,817
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 25,766	$ 13,580	$ 265	$ 891	$ 2,817

Total number of mutual fund shares	818,819	84,164	20,776	76,552	209,622

Cost of mutual fund shares	$ 19,755	$ 10,560	$ 264	$ 816	$ 2,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING JPMorgan
	ING FMRSM	Emerging
	Large Cap	Markets	ING JPMorgan	ING Marsico	ING MFS
	Growth	Equity	Value	International	Total Return
	Portfolio -	Portfolio -	Opportunities	Opportunities	Portfolio -
	Institutional	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 10,085	$ 783	$ 1,709	$ 856	$ 10,209
Total assets	10,085	783	1,709	856	10,209
Liabilities
Due to related parties	1	-	-	-	1
Total liabilities	1	-	-	-	1
Net assets	$ 10,084	$ 783	$ 1,709	$ 856	$ 10,208

Net assets
Accumulation units	$ 10,084	$ 783	$ 1,709	$ 856	$ 10,208
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 10,084	$ 783	$ 1,709	$ 856	$ 10,208

Total number of mutual fund shares	926,089	39,903	134,654	55,993	536,465

Cost of mutual fund shares	$ 10,054	$ 666	$ 1,444	$ 769	$ 9,656

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING				ING VP Index
	Oppenheimer				Plus
	Main Street	ING PIMCO	ING Pioneer	ING Stock	International
	Portfolio® -	High Yield	Fund Portfolio	Index Portfolio	Equity
	Institutional	Portfolio -	- Institutional	- Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 446	$ 1,597	$ 5	$ 18,505	$ 3,061
Total assets	446	1,597	5	18,505	3,061
Liabilities
Due to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 446	$ 1,597	$ 5	$ 18,504	$ 3,061

Net assets
Accumulation units	$ 446	$ 1,597	$ -	$ 18,504	$ 3,061
Contracts in payout (annuitization)
period	-	-	5	-	-
Total net assets	$ 446	$ 1,597	$ 5	$ 18,504	$ 3,061

Total number of mutual fund shares	22,473	154,776	414	1,440,055	233,835

Cost of mutual fund shares	$ 395	$ 1,584	$ 4	$ 17,554	$ 2,886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)
ING Legg
				Mason	ING Lord
		ING Baron		Partners	Abbett U.S.
	ING American	Small Cap	ING JPMorgan	Aggressive	Government
	Century Select	Growth	International	Growth	Securities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 3,611	$ 252	$ 1,623	$ 6,945	$ 579
Total assets	3,611	252	1,623	6,945	579
Liabilities
Due to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 3,611	$ 252	$ 1,623	$ 6,944	$ 579

Net assets
Accumulation units	$ 3,560	$ 252	$ 1,581	$ 6,940	$ 579
Contracts in payout (annuitization)
period	51	-	42	4	-
Total net assets	$ 3,611	$ 252	$ 1,623	$ 6,944	$ 579

Total number of mutual fund shares	394,223	13,734	99,840	141,441	58,305

Cost of mutual fund shares	$ 3,422	$ 243	$ 1,313	$ 4,379	$ 579

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING	ING T. Rowe
	ING Neuberger	ING	Oppenheimer	Price	ING T. Rowe
	Berman	Oppenheimer	Strategic	Diversified Mid Price Growth
	Partners	Global	Income	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 5,511	$ 41,892	$ 10,465	$ 4,435	$ 12,513
Total assets	5,511	41,892	10,465	4,435	12,513
Liabilities
Due to related parties	-	3	1	-	1
Total liabilities	-	3	1	-	1
Net assets	$ 5,511	$ 41,889	$ 10,464	$ 4,435	$ 12,512

Net assets
Accumulation units	$ 5,511	$ 41,812	$ 10,456	$ 4,435	$ 12,407
Contracts in payout (annuitization)
period	-	77	8	-	105
Total net assets	$ 5,511	$ 41,889	$ 10,464	$ 4,435	$ 12,512

Total number of mutual fund shares	504,235	2,511,526	968,956	480,986	210,791

Cost of mutual fund shares	$ 5,193	$ 31,529	$ 9,787	$ 3,784	$ 9,212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)
			ING Van	ING VP	ING VP
		ING UBS U.S.	Kampen	Strategic	Strategic
	ING	Large Cap	Equity and	Allocation	Allocation
	Thornburg	Equity	Income	Conservative	Growth
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Initial Class	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 1,843	$ 5,193	$ 8,650	$ 1,118	$ 2,303
Total assets	1,843	5,193	8,650	1,118	2,303
Liabilities
Due to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 1,843	$ 5,193	$ 8,649	$ 1,118	$ 2,303

Net assets
Accumulation units	$ 1,816	$ 5,193	$ 8,649	$ 1,115	$ 2,303
Contracts in payout (annuitization)
period	27	-	-	3	-
Total net assets	$ 1,843	$ 5,193	$ 8,649	$ 1,118	$ 2,303

Total number of mutual fund shares	57,864	491,732	224,855	82,531	134,994

Cost of mutual fund shares	$ 1,365	$ 3,901	$ 7,668	$ 1,064	$ 2,016

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)
ING VP
	Strategic	ING VP	ING VP Global
	Allocation	Growth and	Science and	ING VP	ING VP Index
	Moderate	Income	Technology	Growth	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 2,168	$ 6,260	$ 2,432	$ 3,975	$ 4,295
Total assets	2,168	6,260	2,432	3,975	4,295
Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,168	$ 6,260	$ 2,432	$ 3,975	$ 4,295

Net assets
Accumulation units	$ 2,134	$ 6,199	$ 2,432	$ 3,900	$ 4,152
Contracts in payout (annuitization)
period	34	61	-	75	143
Total net assets	$ 2,168	$ 6,260	$ 2,432	$ 3,975	$ 4,295

Total number of mutual fund shares	141,525	267,741	531,106	373,229	245,706

Cost of mutual fund shares	$ 1,967	$ 4,365	$ 2,072	$ 3,331	$ 3,830

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING VP
	ING VP Index	ING VP Index	International	ING VP Small	ING VP Value
	Plus MidCap	Plus SmallCap	Equity	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 10,479	$ 6	$ 2,197	$ 19,653	$ 1,895
Total assets	10,479	6	2,197	19,653	1,895
Liabilities
Due to related parties	1	-	-	1	-
Total liabilities	1	-	-	1	-
Net assets	$ 10,478	$ 6	$ 2,197	$ 19,652	$ 1,895

Net assets
Accumulation units	$ 10,478	$ 6	$ 1,815	$ 19,551	$ 1,895
Contracts in payout (annuitization)
period	-	-	382	101	-
Total net assets	$ 10,478	$ 6	$ 2,197	$ 19,652	$ 1,895

Total number of mutual fund shares	554,714	357	178,729	905,653	119,643

Cost of mutual fund shares	$ 10,061	$ 6	$ 1,963	$ 17,529	$ 1,556

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING VP
	ING VP High	ING VP	SmallCap	ING VP	ING VP
	Yield Bond	International	Opportunities	Balanced	Intermediate
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Bond Portfolio
	Class I	- Class I	Class I	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 4,482	$ 256	$ 4	$ 21,440	$ 7,342
Total assets	4,482	256	4	21,440	7,342
Liabilities
Due to related parties	-	-	-	1	1
Total liabilities	-	-	-	1	1
Net assets	$ 4,482	$ 256	$ 4	$ 21,439	$ 7,341

Net assets
Accumulation units	$ 4,482	$ 256	$ 4	$ 21,394	$ 7,341
Contracts in payout (annuitization)
period	-	-	-	45	-
Total net assets	$ 4,482	$ 256	$ 4	$ 21,439	$ 7,341

Total number of mutual fund shares	1,442,275	16,750	184	1,463,483	566,535

Cost of mutual fund shares	$ 4,323	$ 255	$ 3	$ 18,585	$ 7,502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)
			Lord Abbett
			Series Fund -		PIMCO Real
	ING VP	ING VP	Growth and		Return
	Money Market	Natural	Income	Oppenheimer	Portfolio -
	Portfolio -	Resources	Portfolio -	Main Street	Administrative
	Class I	Trust	Class VC	Fund®/VA	Class

Assets
Investments in mutual funds
at fair value	$ 13,659	$ 304	$ 7,324	$ 58	$ -
Total assets	13,659	304	7,324	58	-
Liabilities
Due to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 13,658	$ 304	$ 7,324	$ 58	$ -

Net assets
Accumulation units	$ 13,636	$ 304	$ 7,324	$ -	$ -
Contracts in payout (annuitization)
period	22	-	-	58	-
Total net assets	$ 13,658	$ 304	$ 7,324	$ 58	$ -

Total number of mutual fund shares	1,019,572	11,320	249,619	2,325	32

Cost of mutual fund shares	$ 13,301	$ 173	$ 6,882	$ 52	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Pioneer Equity	Pioneer Mid	The Growth
	Income VCT	Cap Value	Fund of
	Portfolio -	VCT Portfolio	America® -
	Class I	- Class I	Class R-4

Assets
Investments in mutual funds
at fair value	$ 1	$ -	$ 20,684
Total assets	1	-	20,684
Liabilities
Due to related parties	-	-	1
Total liabilities	-	-	1
Net assets	$ 1	$ -	$ 20,683

Net assets
Accumulation units	$ 1	$ -	$ 20,683
Contracts in payout (annuitization)
period	-	-	-
Total net assets	$ 1	$ -	$ 20,683

Total number of mutual fund shares	60	14	633,313

Cost of mutual fund shares	$ 1	$ -	$ 20,516

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	AIM V.I.
	Capital			AIM V.I.
	Appreciation	AIM V.I. Core	AIM V.I.	Premier Equity	American
	Fund - Series I	Equity Fund -	Growth Fund -	Fund - Series I	Century VP
	Shares	Series I Shares	Series I Shares	Shares	Balanced Fund

Net investment income (loss)
Income:
Dividends	$ -	$ 34	$ -	$ 31	$ 2
Total investment income	-	34	-	31	2
Expenses:
Mortality and expense risk and
other charges	9	51	6	9	1
Total expenses	9	51	6	9	1
Net investment income (loss)	(9)	(17)	(6)	22	1
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(71)	288	367	504	14
Capital gains distributions	-	-	-	-	7
Total realized gain (loss) on investments
and capital gains distributions	(71)	288	367	504	21
Net unrealized appreciation
(depreciation) of investments	(2)	435	(231)	(380)	(20)
Net realized and unrealized gain (loss)
on investments	(73)	723	136	124	1
Net increase (decrease) in net assets
resulting from operations	$ (82)	$ 706	$ 130	$ 146	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	American			Federated
	Century VP	Calvert Social	EuroPacific	American	Federated
	International	Balanced	Growth Fund®	Leaders Fund	Capital Income
	Fund	Portfolio	- Class R-4	II	Fund II

Net investment income (loss)
Income:
Dividends	$ 7	$ 4	$ 60	$ 720	$ 259
Total investment income	7	4	60	720	259
Expenses:
Mortality and expense risk and
other charges	2	3	8	652	59
Total expenses	2	3	8	652	59
Net investment income (loss)	5	1	52	68	200
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	152	7	1	(133)	(386)
Capital gains distributions	-	3	213	5,960	-
Total realized gain (loss) on investments
and capital gains distributions	152	10	214	5,827	(386)

Net unrealized appreciation
(depreciation) of investments	(97)	1	4	467	731
Net realized and unrealized gain (loss)
on investments	55	11	218	6,294	345
Net increase (decrease) in net assets
resulting from operations	$ 60	$ 12	$ 270	$ 6,362	$ 545

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		Federated			Federated Mid
	Federated	Fund for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies Fund
	Fund II	Securities II	Fund II	Equity Fund II	II

Net investment income (loss)
Income:
Dividends	$ 238	$ 101	$ 596	$ 16	$ -
Total investment income	238	101	596	16	-
Expenses:
Mortality and expense risk and
other charges	143	27	94	107	183
Total expenses	143	27	94	107	183
Net investment income (loss)	95	74	502	(91)	(183)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(357)	(109)	67	(1,672)	(523)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(357)	(109)	67	(1,672)	(523)
Net unrealized appreciation
(depreciation) of investments	2,213	69	11	2,975	1,533
Net realized and unrealized gain (loss)
on investments	1,856	(40)	78	1,303	1,010
Net increase (decrease) in net assets
resulting from operations	$ 1,951	$ 34	$ 580	$ 1,212	$ 827

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 46	$ 911	$ 104	$ 5	$ 30
Total investment income	46	911	104	5	30
Expenses:
Mortality and expense risk and
other charges	15	382	178	25	16
Total expenses	15	382	178	25	16
Net investment income (loss)	31	529	(74)	(20)	14
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2,112	5,707	(221)	1,204
Capital gains distributions	-	3,260	-	-	21
Total realized gain (loss) on investments
and capital gains distributions	-	5,372	5,707	(221)	1,225
Net unrealized appreciation
(depreciation) of investments	-	(1,204)	(4,560)	394	(873)
Net realized and unrealized gain (loss)
on investments	-	4,168	1,147	173	352
Net increase (decrease) in net assets
resulting from operations	$ 31	$ 4,697	$ 1,073	$ 153	$ 366

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				Fidelity® VIP	ING Evergreen
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment	Omega
	Asset Manager	Contrafund®	Index 500	Grade Bond	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Initial Class	Initial Class	Initial Class	Initial Class	Class

Net investment income (loss)
Income:
Dividends	$ 82	$ 333	$ 305	$ 11	$ -
Total investment income	82	333	305	11	-
Expenses:
Mortality and expense risk and
other charges	14	360	208	4	13
Total expenses	14	360	208	4	13
Net investment income (loss)	68	(27)	97	7	(13)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	226	2,866	2,249	(1)	14
Capital gains distributions	-	2,072	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	226	4,938	2,249	-	14
Net unrealized appreciation
(depreciation) of investments	(184)	(2,340)	(415)	-	43
Net realized and unrealized gain (loss)
on investments	42	2,598	1,834	-	57
Net increase (decrease) in net assets
resulting from operations	$ 110	$ 2,571	$ 1,931	$ 7	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING FMRSM	ING JPMorgan
	ING FMRSM	Large Cap	Emerging	ING JPMorgan	ING Marsico
	Diversified Mid	Growth	Markets Equity	Value	International
	Cap Portfolio -	Portfolio -	Portfolio -	Opportunities	Opportunities
	Institutional	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4	$ 6	$ -
Total investment income	-	-	4	6	-
Expenses:
Mortality and expense risk and
other charges	26	102	8	22	6
Total expenses	26	102	8	22	6
Net investment income (loss)	(26)	(102)	(4)	(16)	(6)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(154)	(65)	28	39	(1)
Capital gains distributions	290	8	8	18	1
Total realized gain (loss) on investments
and capital gains distributions	136	(57)	36	57	-
Net unrealized appreciation
(depreciation) of investments	(179)	3	112	230	87
Net realized and unrealized gain (loss)
on investments	(43)	(54)	148	287	87
Net increase (decrease) in net assets
resulting from operations	$ (69)	$ (156)	$ 144	$ 271	$ 81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING
	ING MFS	Oppenheimer
	Total Return	Main Street	ING PIMCO	ING Pioneer	ING Stock
	Portfolio -	Portfolio® -	High Yield	Fund Portfolio	Index Portfolio
	Institutional	Institutional	Portfolio -	- Institutional	- Institutional
	Class	Class	Service Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 288	$ 5	$ 116	$ -	$ -
Total investment income	288	5	116	-	-
Expenses:
Mortality and expense risk and
other charges	156	6	25	-	41
Total expenses	156	6	25	-	41
Net investment income (loss)	132	(1)	91	-	(41)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	83	30	(9)	-	26
Capital gains distributions	496	-	16	-	-
Total realized gain (loss) on investments
and capital gains distributions	579	30	7	-	26
Net unrealized appreciation
(depreciation) of investments	391	31	22	1	951
Net realized and unrealized gain (loss)
on investments	970	61	29	-	977
Net increase (decrease) in net assets
resulting from operations	$ 1,102	$ 60	$ 120	$ 1	$ 936

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

						ING Legg
	ING VP Index					Mason
	Plus		ING Baron			Partners
	International	ING American	Small Cap		ING JPMorgan	Aggressive
	Equity	Century Select	Growth		International	Growth
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class		Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 30	$ 51	$ -		$ 16	$ -
Total investment income	30	51		-	16	-
Expenses:
Mortality and expense risk and
other charges	29	57		-	23	104
Total expenses	29	57		-	23	104
Net investment income (loss)	1	(6)		-	(7)	(104)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(32)	57		-	245	913
Capital gains distributions	67	-		-	-	-
Total realized gain (loss) on investments
and capital gains distributions	35	57		-	245	913
Net unrealized appreciation
(depreciation) of investments	175	(217)		9	72	(175)
Net realized and unrealized gain (loss)
on investments	210	(160)		-	317	738
Net increase (decrease) in net assets
resulting from operations	$ 211	$ (166)	$ 9		$ 310	$ 634

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Lord			ING	ING T. Rowe
	Abbett U.S.	ING Neuberger	ING	Oppenheimer	Price
	Government	Berman	Oppenheimer	Strategic	Diversified Mid
	Securities	Partners	Global	Income	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 25	$ -	$ 28	$ 41	$ -
Total investment income	25	-	28	41	-
Expenses:
Mortality and expense risk and
other charges	5	46	505	132	76
Total expenses	5	46	505	132	76
Net investment income (loss)	20	(46)	(477)	(91)	(76)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(38)	1,849	75	378
Capital gains distributions	-	-	60	-	117
Total realized gain (loss) on investments
and capital gains distributions	1	(38)	1,909	75	495
Net unrealized appreciation
(depreciation) of investments	-	318	4,840	733	(91)
Net realized and unrealized gain (loss)
on investments	1	280	6,749	808	404
Net increase (decrease) in net assets
resulting from operations	$ 21	$ 234	$ 6,272	$ 717	$ 328

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING Van	ING VP
	ING T. Rowe		ING UBS U.S.	Kampen	Strategic
	Price Growth	ING	Large Cap	Equity and	Allocation
	Equity	Thornburg	Equity	Income	Conservative
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	Initial Class	- Initial Class	Initial Class	Initial Class	Class I

Net investment income (loss)
Income:
Dividends	$ 32	$ 9	$ 44	$ 187	$ 27
Total investment income	32	9	44	187	27
Expenses:
Mortality and expense risk and
other charges	185	27	76	134	16
Total expenses	185	27	76	134	16
Net investment income (loss)	(153)	(18)	(32)	53	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	876	158	278	359	89
Capital gains distributions	22	-	-	333	33
Total realized gain (loss) on investments
and capital gains distributions	898	158	278	692	122
Net unrealized appreciation
(depreciation) of investments	667	128	400	237	(54)
Net realized and unrealized gain (loss)
on investments	1,565	286	678	929	68
Net increase (decrease) in net assets
resulting from operations	$ 1,412	$ 268	$ 646	$ 982	$ 79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)
	ING VP	ING VP
	Strategic	Strategic	ING VP	ING VP Global
	Allocation	Allocation	Growth and	Science and	ING VP
	Growth	Moderate	Income	Technology	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 40	$ 33	$ 73	$ -	$ 2
Total investment income	40	33	73	-	2
Expenses:
Mortality and expense risk and
other charges	36	27	103	26	42
Total expenses	36	27	103	26	42
Net investment income (loss)	4	6	(30)	(26)	(40)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	164	42	1,301	98	60
Capital gains distributions	38	39	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	202	81	1,301	98	60
Net unrealized appreciation
(depreciation) of investments	67	97	(336)	67	47
Net realized and unrealized gain (loss)
on investments	269	178	965	165	107
Net increase (decrease) in net assets
resulting from operations	$ 273	$ 184	$ 935	$ 139	$ 67

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				ING VP
	ING VP Index	ING VP Index	ING VP Index	International	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	Equity	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 223	$ 51	$ -	$ 37	$ 71
Total investment income	223	51	-	37	71
Expenses:
Mortality and expense risk and
other charges	189	91	-	29	210
Total expenses	189	91	-	29	210
Net investment income (loss)	34	(40)	-	8	(139)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,125	18	-	419	1,031
Capital gains distributions	-	624	-	-	2,697
Total realized gain (loss) on investments
and capital gains distributions	5,125	642	-	419	3,728
Net unrealized appreciation
(depreciation) of investments	(3,316)	126	-	(14)	(932)
Net realized and unrealized gain (loss)
on investments	1,809	768	-	405	2,796
Net increase (decrease) in net assets
resulting from operations	$ 1,843	$ 728	$ -	$ 413	$ 2,657

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				ING VP
	ING VP Value	ING VP High	ING VP	SmallCap		ING VP
	Opportunity	Yield Bond	International	Opportunities		Balanced
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -		Portfolio -
	Class I	Class I	- Class I	Class I		Class I

Net investment income (loss)
Income:
Dividends	$ 30	$ 233	$ 27	$ -		$ 415
Total investment income	30	233	27		-
Expenses:
Mortality and expense risk and
other charges	28	45	9		-	218
Total expenses	28	45	9		-	218
Net investment income (loss)	2	188	18		-	197
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	194	(7)	162		-	586
Capital gains distributions	-	-	12		-	-
Total realized gain (loss) on investments
and capital gains distributions	194	(7)	174		-	586
Net unrealized appreciation
(depreciation) of investments	86	76	(32)		-	887
Net realized and unrealized gain (loss)
on investments	280	69	142		-	1,473
Net increase (decrease) in net assets
resulting from operations	$ 282	$ 257	$ 160	$ -		$ 1,670

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)
				Lord Abbett
				Series Fund -
	ING VP	ING VP Money	ING VP	Growth and
	Intermediate	Market	Natural	Income	MFS®
	Bond Portfolio	Portfolio -	Resources	Portfolio -	Strategic
	- Class I	Class I	Trust	Class VC	Income Series

Net investment income (loss)
Income:
Dividends	$ 293	$ 387	$ -	$ 86	$ 35
Total investment income	293	387	-	86	35
Expenses:
Mortality and expense risk and
other charges	103	174	5	53	3
Total expenses	103	174	5	53	3
Net investment income (loss)	190	213	(5)	33	32
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(208)	113	72	48	(40)
Capital gains distributions	-	-	24	229	5
Total realized gain (loss) on investments
and capital gains distributions	(208)	113	96	277	(35)

Net unrealized appreciation
(depreciation) of investments	213	139	(25)	502	7
Net realized and unrealized gain (loss)
on investments	5	252	71	779	(28)

Net increase (decrease) in net assets
resulting from operations	$ 195	$ 465 $	66	$ 812	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)
			PIMCO Real
	Oppenheimer		Return	Pioneer Equity	Pioneer Mid
	Aggressive	Oppenheimer	Portfolio -	Income VCT	Cap Value
	Growth	Main Street	Administrative	Portfolio -	VCT Portfolio -
	Fund/VA	Fund®/VA	Class	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 66	$ -	$ -	$ -
Total investment income	-	66	-	-		-
Expenses:
Mortality and expense risk and
other charges	17	26	-	-		-
Total expenses	17	26	-	-		-
Net investment income (loss)	(17)	40	-	-		-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	980	1,243	-	-		-
Capital gains distributions	-	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	980	1,243	-	-		-
Net unrealized appreciation
(depreciation) of investments	(728)	(948)	-	-		-
Net realized and unrealized gain (loss)
on investments	252	295	-	-		-
Net increase (decrease) in net assets
resulting from operations	$ 235	$ 335	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

The Growth
Fund of
America® -
Class R-4

Net investment income (loss)
Income:
Dividends	$ 167
Total investment income	167
Expenses:
Mortality and expense risk and
other charges	44
Total expenses	44
Net investment income (loss)	123
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18
Capital gains distributions	671
Total realized gain (loss) on investments
and capital gains distributions	689
Net unrealized appreciation
(depreciation) of investments	168
Net realized and unrealized gain (loss)
on investments	857
Net increase (decrease) in net assets
resulting from operations	$ 980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	AIM V.I.
	Capital			AIM V.I.
	Appreciation	AIM V.I. Core	AIM V.I.	Premier Equity
	Fund - Series I	Equity Fund -	Growth Fund -	Fund - Series I
	Shares	Series I Shares	Series I Shares	Shares

Net assets at January 1, 2005	$ 8	$ 2,813	$ 1,733	$ 2,591
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	15	(17)	(4)
Total realized gain (loss) on investments
and capital gains distributions	-	22	(43)	(23)
Net unrealized appreciation (depreciation)
of investments	1	75	165	147
Net increase (decrease) in net assets from operations	1	112	105	120
Changes from principal transactions:
Total unit transactions	2	(63)	43	51
Increase (decrease) in net assets derived from
principal transactions	2	(63)	43	51
Total increase (decrease)	3	49	148	171
Net assets at December 31, 2005	11	2,862	1,881	2,762
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(17)	(6)	22
Total realized gain (loss) on investments
and capital gains distributions	(71)	288	367	504
Net unrealized appreciation (depreciation)
of investments	(2)	435	(231)	(380)
Net increase (decrease) in net assets from operations	(82)	706	130	146
Changes from principal transactions:
Total unit transactions	75	2,772	(2,011)	(2,908)
Increase (decrease) in net assets derived from
principal transactions	75	2,772	(2,011)	(2,908)
Total increase (decrease)	(7)	3,478	(1,881)	(2,762)
Net assets at December 31, 2006	$ 4	$ 6,340	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		American
	American	Century VP	Calvert Social	EuroPacific
	Century VP	International	Balanced	Growth Fund®
	Balanced Fund	Fund	Portfolio	- Class R-4

Net assets at January 1, 2005	$ 129	$ 482	$ 417	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	1	13	44	-
Net unrealized appreciation (depreciation)
of investments	3	36	(29)	-
Net increase (decrease) in net assets from operations	4	49	14	-
Changes from principal transactions:
Total unit transactions	(6)	(83)	(198)	-
Increase (decrease) in net assets derived from
principal transactions	(6)	(83)	(198)	-
Total increase (decrease)	(2)	(34)	(184)	-
Net assets at December 31, 2005	127	448	233	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	1	52
Total realized gain (loss) on investments
and capital gains distributions	21	152	10	214
Net unrealized appreciation (depreciation)
of investments	(20)	(97)	1	4
Net increase (decrease) in net assets from operations	2	60	12	270
Changes from principal transactions:
Total unit transactions	(129)	(508)	(47)	3,741
Increase (decrease) in net assets derived from
principal transactions	(129)	(508)	(47)	3,741
Total increase (decrease)	(127)	(448)	(35)	4,011
Net assets at December 31, 2006	$ -	$ -	$ 198	$ 4,011

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Federated			Federated
	American	Federated	Federated	Fund for U.S.
	Leaders Fund	Capital Income	Equity Income	Government
	II	Fund II	Fund II	Securities II

Net assets at January 1, 2005	$ 69,516	$ 6,812	$ 15,392	$ 3,685
Increase (decrease) in net assets
Operations:
Net investment income (loss)	139	243	126	92
Total realized gain (loss) on investments
and capital gains distributions	(152)	(1,711)	(127)	(13)
Net unrealized appreciation (depreciation)
of investments	1,729	1,723	142	(59)
Net increase (decrease) in net assets from operations	1,716	255	141	20
Changes from principal transactions:
Total unit transactions	(21,202)	(2,624)	(4,678)	(891)
Increase (decrease) in net assets derived from
principal transactions	(21,202)	(2,624)	(4,678)	(891)
Total increase (decrease)	(19,486)	(2,369)	(4,537)	(871)
Net assets at December 31, 2005	50,030	4,443	10,855	2,814
Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	200	95	74
Total realized gain (loss) on investments
and capital gains distributions	5,827	(386)	(357)	(109)
Net unrealized appreciation (depreciation)
of investments	467	731	2,213	69
Net increase (decrease) in net assets from operations	6,362	545	1,951	34
Changes from principal transactions:
Total unit transactions	(11,683)	(873)	(3,334)	(1,394)
Increase (decrease) in net assets derived from
principal transactions	(11,683)	(873)	(3,334)	(1,394)
Total increase (decrease)	(5,321)	(328)	(1,383)	(1,360)
Net assets at December 31, 2006	$ 44,709	$ 4,115	$ 9,472	$ 1,454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Federated Mid
	Federated High	Federated	Cap Growth	Federated
	Income Bond	International	Strategies Fund	Prime Money
	Fund II	Equity Fund II	II	Fund II

Net assets at January 1, 2005	$ 12,379	$ 10,192	$ 17,572	$ 2,153
Increase (decrease) in net assets
Operations:
Net investment income (loss)	778	(122)	(214)	16
Total realized gain (loss) on investments
and capital gains distributions	(24)	(2,116)	1,236	-
Net unrealized appreciation (depreciation)
of investments	(683)	2,758	462	1
Net increase (decrease) in net assets from operations	71	520	1,484	17
Changes from principal transactions:
Total unit transactions	(5,176)	(2,761)	(4,906)	(1,108)
Increase (decrease) in net assets derived from
principal transactions	(5,176)	(2,761)	(4,906)	(1,108)
Total increase (decrease)	(5,105)	(2,241)	(3,422)	(1,091)
Net assets at December 31, 2005	7,274	7,951	14,150	1,062
Increase (decrease) in net assets
Operations:
Net investment income (loss)	502	(91)	(183)	31
Total realized gain (loss) on investments
and capital gains distributions	67	(1,672)	(523)	-
Net unrealized appreciation (depreciation)
of investments	11	2,975	1,533	-
Net increase (decrease) in net assets from operations	580	1,212	827	31
Changes from principal transactions:
Total unit transactions	(1,747)	(1,952)	(3,787)	(120)
Increase (decrease) in net assets derived from
principal transactions	(1,747)	(1,952)	(3,787)	(120)
Total increase (decrease)	(1,167)	(740)	(2,960)	(89)
Net assets at December 31, 2006	$ 6,107	$ 7,211	$ 11,190	$ 973

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 36,905	$ 29,108	$ 9,798	$ 3,345
Increase (decrease) in net assets
Operations:
Net investment income (loss)	129	(185)	999	(23)
Total realized gain (loss) on investments
and capital gains distributions	2,055	(134)	364	335
Net unrealized appreciation (depreciation)
of investments	(970)	1,450	(1,304)	192
Net increase (decrease) in net assets from operations	1,214	1,131	59	504
Changes from principal transactions:
Total unit transactions	(8,993)	(2,800)	(3,627)	(548)
Increase (decrease) in net assets derived from
principal transactions	(8,993)	(2,800)	(3,627)	(548)
Total increase (decrease)	(7,779)	(1,669)	(3,568)	(44)
Net assets at December 31, 2005	29,126	27,439	6,230	3,301
Increase (decrease) in net assets
Operations:
Net investment income (loss)	529	(74)	(20)	14
Total realized gain (loss) on investments
and capital gains distributions	5,372	5,707	(221)	1,225
Net unrealized appreciation (depreciation)
of investments	(1,204)	(4,560)	394	(873)
Net increase (decrease) in net assets from operations	4,697	1,073	153	366
Changes from principal transactions:
Total unit transactions	(6,972)	(28,504)	(6,380)	(3,667)
Increase (decrease) in net assets derived from
principal transactions	(6,972)	(28,504)	(6,380)	(3,667)
Total increase (decrease)	(2,275)	(27,431)	(6,227)	(3,301)
Net assets at December 31, 2006	$ 26,851	$ 8	$ 3	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Asset Manager	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 4,630	$ 27,934	$ 23,475	$ 432
Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	(291)	120	8
Total realized gain (loss) on investments
and capital gains distributions	165	1,780	1,266	12
Net unrealized appreciation (depreciation)
of investments	(160)	2,325	(810)	(17)
Net increase (decrease) in net assets from operations	69	3,814	576	3
Changes from principal transactions:
Total unit transactions	(1,561)	(3,867)	(6,429)	(134)
Increase (decrease) in net assets derived from
principal transactions	(1,561)	(3,867)	(6,429)	(134)
Total increase (decrease)	(1,492)	(53)	(5,853)	(131)
Net assets at December 31, 2005	3,138	27,881	17,622	301
Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	(27)	97	7
Total realized gain (loss) on investments
and capital gains distributions	226	4,938	2,249	-
Net unrealized appreciation (depreciation)
of investments	(184)	(2,340)	(415)	-
Net increase (decrease) in net assets from operations	110	2,571	1,931	7
Changes from principal transactions:
Total unit transactions	(3,248)	(4,686)	(5,973)	(43)
Increase (decrease) in net assets derived from
principal transactions	(3,248)	(4,686)	(5,973)	(43)
Total increase (decrease)	(3,138)	(2,115)	(4,042)	(36)
Net assets at December 31, 2006	$ -	$ 25,766	$ 13,580	$ 265

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING FMRSM	ING JPMorgan
	ING Evergreen	ING FMRSM	Large Cap	Emerging
	Omega	Diversified Mid	Growth	Markets Equity
	Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	-	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	7	-	4	1
Net unrealized appreciation (depreciation)
of investments	32	-	27	5
Net increase (decrease) in net assets from operations	34	-	29	6
Changes from principal transactions:
Total unit transactions	1,052	-	1,101	235
Increase (decrease) in net assets derived from
principal transactions	1,052	-	1,101	235
Total increase (decrease)	1,086	-	1,130	241
Net assets at December 31, 2005	1,086	-	1,130	241
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(26)	(102)	(4)
Total realized gain (loss) on investments
and capital gains distributions	14	136	(57)	36
Net unrealized appreciation (depreciation)
of investments	43	(179)	3	112
Net increase (decrease) in net assets from operations	44	(69)	(156)	144
Changes from principal transactions:
Total unit transactions	(239)	2,886	9,110	398
Increase (decrease) in net assets derived from
principal transactions	(239)	2,886	9,110	398
Total increase (decrease)	(195)	2,817	8,954	542
Net assets at December 31, 2006	$ 891	$ 2,817	$ 10,084	$ 783

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING
	ING JPMorgan	ING Marsico	ING MFS Total	Oppenheimer
	Value	International	Return	Main Street
	Opportunities	Opportunities	Portfolio -	Portfolio® -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	-	(44)	(2)
Total realized gain (loss) on investments
and capital gains distributions	2	-	(7)	6
Net unrealized appreciation (depreciation)
of investments	35	-	162	20
Net increase (decrease) in net assets from operations	30	-	111	24
Changes from principal transactions:
Total unit transactions	1,531	-	12,863	573
Increase (decrease) in net assets derived from
principal transactions	1,531	-	12,863	573
Total increase (decrease)	1,561	-	12,974	597
Net assets at December 31, 2005	1,561	-	12,974	597
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(6)	132	(1)
Total realized gain (loss) on investments
and capital gains distributions	57	-	579	30
Net unrealized appreciation (depreciation)
of investments	230	87	391	31
Net increase (decrease) in net assets from operations	271	81	1,102	60
Changes from principal transactions:
Total unit transactions	(123)	775	(3,868)	(211)
Increase (decrease) in net assets derived from
principal transactions	(123)	775	(3,868)	(211)
Total increase (decrease)	148	856	(2,766)	(151)
Net assets at December 31, 2006	$ 1,709	$ 856	$ 10,208	$ 446

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING VP Index
				Plus
	ING PIMCO	ING Pioneer	ING Stock	International
	High Yield	Fund Portfolio	Index Portfolio	Equity
	Portfolio -	- Institutional	- Institutional	Portfolio -
	Service Class	Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	-	-	-
Net unrealized appreciation (depreciation)
of investments	(9)	-	-	-
Net increase (decrease) in net assets from operations	16	-	-	-
Changes from principal transactions:
Total unit transactions	1,734	5	-	-
Increase (decrease) in net assets derived from
principal transactions	1,734	5	-	-
Total increase (decrease)	1,750	5	-	-
Net assets at December 31, 2005	1,750	5	-	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	-	(41)	1
Total realized gain (loss) on investments
and capital gains distributions	7	-	26	35
Net unrealized appreciation (depreciation)
of investments	22	1	951	175
Net increase (decrease) in net assets from operations	120	1	936	211
Changes from principal transactions:
Total unit transactions	(273)	(1)	17,568	2,850
Increase (decrease) in net assets derived from
principal transactions	(273)	-	17,568	2,850
Total increase (decrease)	(153)	-	18,504	3,061
Net assets at December 31, 2006	$ 1,597	$ 5	$ 18,504	$ 3,061

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING Legg
		ING Baron		Mason Partners
	ING American	Small Cap	ING JPMorgan	Aggressive
	Century Select	Growth	International	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ 2,312	$ 9,369
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	-	(11)	(118)
Total realized gain (loss) on investments
and capital gains distributions	84	-	299	422
Net unrealized appreciation (depreciation)
of investments	406	-	(159)	448
Net increase (decrease) in net assets from operations	439	-	129	752
Changes from principal transactions:
Total unit transactions	4,524	-	(823)	(1,960)

Increase (decrease) in net assets derived from
principal transactions	4,524	-	(823)	(1,960)

Total increase (decrease)	4,963	-	(694)	(1,208)
Net assets at December 31, 2005	4,963	-	1,618	8,161
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	-	(7)	(104)
Total realized gain (loss) on investments
and capital gains distributions	57	-	245	913
Net unrealized appreciation (depreciation)
of investments	(217)	9	72	(175)
Net increase (decrease) in net assets from operations	(166)	9	310	634
Changes from principal transactions:
Total unit transactions	(1,186)	243	(305)	(1,851)

Increase (decrease) in net assets derived from
principal transactions	(1,186)	243	(305)	(1,851)

Total increase (decrease)	(1,352)	252	5	(1,217)
Net assets at December 31, 2006	$ 3,611	$ 252	$ 1,623	$ 6,944

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Lord			ING
	Abbett U.S.	ING Neuberger	ING	Oppenheimer
	Government	Berman	Oppenheimer	Strategic
	Securities	Partners	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(2)	155
Total realized gain (loss) on investments
and capital gains distributions	-	-	1,093	43
Net unrealized appreciation (depreciation)
of investments	-	-	5,523	(55)
Net increase (decrease) in net assets from operations	-	-	6,614	143
Changes from principal transactions:
Total unit transactions	-	-	34,675	11,471
Increase (decrease) in net assets derived from
principal transactions	-	-	34,675	11,471
Total increase (decrease)	-	-	41,289	11,614
Net assets at December 31, 2005	-	-	41,289	11,614
Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(46)	(477)	(91)
Total realized gain (loss) on investments
and capital gains distributions	1	(38)	1,909	75
Net unrealized appreciation (depreciation)
of investments	-	318	4,840	733
Net increase (decrease) in net assets from operations	21	234	6,272	717
Changes from principal transactions:
Total unit transactions	558	5,277	(5,672)	(1,867)

Increase (decrease) in net assets derived from
principal transactions	558	5,277	(5,672)	(1,867)
Total increase (decrease)	579	5,511	600	(1,150)
Net assets at December 31, 2006	$ 579	$ 5,511	$ 41,889	$ 10,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe		ING UBS U.S.
	Diversified Mid	Price Growth	ING	Large Cap
	Cap Growth	Equity	Thornburg	Equity
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Initial Class	Initial Class	- Initial Class	Initial Class

Net assets at January 1, 2005	$ -	$ 18,659	$ 3,062	$ 6,993
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(146)	(14)	(32)
Total realized gain (loss) on investments
and capital gains distributions	194	535	174	189
Net unrealized appreciation (depreciation)
of investments	742	247	(177)	293
Net increase (decrease) in net assets from operations	882	636	(17)	450
Changes from principal transactions:
Total unit transactions	5,142	(4,261)	(913)	(1,545)
Increase (decrease) in net assets derived from
principal transactions	5,142	(4,261)	(913)	(1,545)
Total increase (decrease)	6,024	(3,625)	(930)	(1,095)
Net assets at December 31, 2005	6,024	15,034	2,132	5,898
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(76)	(153)	(18)	(32)
Total realized gain (loss) on investments
and capital gains distributions	495	898	158	278
Net unrealized appreciation (depreciation)
of investments	(91)	667	128	400
Net increase (decrease) in net assets from operations	328	1,412	268	646
Changes from principal transactions:
Total unit transactions	(1,917)	(3,934)	(557)	(1,351)
Increase (decrease) in net assets derived from
principal transactions	(1,917)	(3,934)	(557)	(1,351)
Total increase (decrease)	(1,589)	(2,522)	(289)	(705)
Net assets at December 31, 2006	$ 4,435	$ 12,512	$ 1,843	$ 5,193

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)
		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I

Net assets at January 1, 2005	$ -	$ 1,589	$ 1,793	$ 1,510
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(84)	12	(3)	3
Total realized gain (loss) on investments
and capital gains distributions	110	99	134	104
Net unrealized appreciation (depreciation)
of investments	745	(72)	(33)	(39)
Net increase (decrease) in net assets from operations	771	39	98	68
Changes from principal transactions:
Total unit transactions	9,481	(348)	655	209
Increase (decrease) in net assets derived from
principal transactions	9,481	(348)	655	209
Total increase (decrease)	10,252	(309)	753	277
Net assets at December 31, 2005	10,252	1,280	2,546	1,787
Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	11	4	6
Total realized gain (loss) on investments
and capital gains distributions	692	122	202	81
Net unrealized appreciation (depreciation)
of investments	237	(54)	67	97
Net increase (decrease) in net assets from operations	982	79	273	184
Changes from principal transactions:
Total unit transactions	(2,585)	(241)	(516)	197
Increase (decrease) in net assets derived from
principal transactions	(2,585)	(241)	(516)	197
Total increase (decrease)	(1,603)	(162)	(243)	381
Net assets at December 31, 2006	$ 8,649	$ 1,118	$ 2,303	$ 2,168

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP	ING VP Global
	Growth and	Science and	ING VP	ING VP Index
	Income	Technology	Growth	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2005	$ 10,555	$ 2,151	$ 3,236	$ 18,465
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(22)	(13)	27
Total realized gain (loss) on investments
and capital gains distributions	622	4	18	348
Net unrealized appreciation (depreciation)
of investments	12	212	239	449
Net increase (decrease) in net assets from operations	597	194	244	824
Changes from principal transactions:
Total unit transactions	(2,072)	(11)	(102)	1,349
Increase (decrease) in net assets derived from
principal transactions	(2,072)	(11)	(102)	1,349
Total increase (decrease)	(1,475)	183	142	2,173
Net assets at December 31, 2005	9,080	2,334	3,378	20,638
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(26)	(40)	34
Total realized gain (loss) on investments
and capital gains distributions	1,301	98	60	5,125
Net unrealized appreciation (depreciation)
of investments	(336)	67	47	(3,316)
Net increase (decrease) in net assets from operations	935	139	67	1,843
Changes from principal transactions:
Total unit transactions	(3,755)	(41)	530	(18,186)
Increase (decrease) in net assets derived from
principal transactions	(3,755)	(41)	530	(18,186)
Total increase (decrease)	(2,820)	98	597	(16,343)
Net assets at December 31, 2006	$ 6,260	$ 2,432	$ 3,975	$ 4,295

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING VP
	ING VP Index	ING VP Index	International	ING VP Small
	Plus MidCap	Plus SmallCap	Equity	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2005	$ 85	$ 3	$ 1,140	$ 16,310
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	(5)	(159)
Total realized gain (loss) on investments
and capital gains distributions	441	-	116	1,739
Net unrealized appreciation (depreciation)
of investments	272	1	127	(240)
Net increase (decrease) in net assets from operations	693	1	238	1,340
Changes from principal transactions:
Total unit transactions	6,882	-	520	(496)

Increase (decrease) in net assets derived from
principal transactions	6,882	-	520	(496)

Total increase (decrease)	7,575	1	758	844
Net assets at December 31, 2005	7,660	4	1,898	17,154
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	-	8	(139)
Total realized gain (loss) on investments
and capital gains distributions	642	-	419	3,728
Net unrealized appreciation (depreciation)
of investments	126	-	(14)	(932)
Net increase (decrease) in net assets from operations	728	-	413	2,657
Changes from principal transactions:
Total unit transactions	2,090	2	(114)	(159)

Increase (decrease) in net assets derived from
principal transactions	2,090	2	(114)	(159)

Total increase (decrease)	2,818	2	299	2,498
Net assets at December 31, 2006	$ 10,478	$ 6	$ 2,197	$ 19,652

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING VP
	ING VP Value	ING VP High	ING VP	SmallCap
	Opportunity	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Class I	Class I	- Class I	Class I

Net assets at January 1, 2005	$ 3,146	$ -	$ 134	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	-	6		-
Total realized gain (loss) on investments
and capital gains distributions	77	-	26		-
Net unrealized appreciation (depreciation)
of investments	27	-	17		-
Net increase (decrease) in net assets from operations	123	-	49		-
Changes from principal transactions:
Total unit transactions	(991)	-	507		1
Increase (decrease) in net assets derived from
principal transactions	(991)	-	507		1
Total increase (decrease)	(868)	-	556		1
Net assets at December 31, 2005	2,278	-	690		1
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	188	18		-
Total realized gain (loss) on investments
and capital gains distributions	194	(7)	174		-
Net unrealized appreciation (depreciation)
of investments	86	76	(32)		-
Net increase (decrease) in net assets from operations	282	257	160		-
Changes from principal transactions:
Total unit transactions	(665)	4,225	(594)		3
Increase (decrease) in net assets derived from
principal transactions	(665)	4,225	(594)		3
Total increase (decrease)	(383)	4,482	(434)		3
Net assets at December 31, 2006	$ 1,895	$ 4,482	$ 256	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP	ING VP	ING VP Money	ING VP
	Balanced	Intermediate	Market	Natural
	Portfolio -	Bond Portfolio	Portfolio -	Resources
	Class I	- Class I	Class I	Trust

Net assets at January 1, 2005	$ 15,527	$ 8,673	$ 13,362	$ 382
Increase (decrease) in net assets
Operations:
Net investment income (loss)	214	199	(15)	(5)
Total realized gain (loss) on investments
and capital gains distributions	211	(58)	123	63
Net unrealized appreciation (depreciation)
of investments	93	(12)	123	69
Net increase (decrease) in net assets from operations	518	129	231	127
Changes from principal transactions:
Total unit transactions	1,360	(668)	(1,273)	(130)

Increase (decrease) in net assets derived from
principal transactions	1,360	(668)	(1,273)	(130)

Total increase (decrease)	1,878	(539)	(1,042)	(3)
Net assets at December 31, 2005	17,405	8,134	12,320	379
Increase (decrease) in net assets
Operations:
Net investment income (loss)	197	190	213	(5)
Total realized gain (loss) on investments
and capital gains distributions	586	(208)	113	96
Net unrealized appreciation (depreciation)
of investments	887	213	139	(25)
Net increase (decrease) in net assets from operations	1,670	195	465	66
Changes from principal transactions:
Total unit transactions	2,364	(988)	873	(141)

Increase (decrease) in net assets derived from
principal transactions	2,364	(988)	873	(141)

Total increase (decrease)	4,034	(793)	1,338	(75)
Net assets at December 31, 2006	$ 21,439	$ 7,341	$ 13,658	$ 304

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)
	Lord Abbett
	Series Fund -
	Growth and		Oppenheimer
	Income	MFS®	Aggressive	Oppenheimer
	Portfolio -	Strategic	Growth	Main Street
	Class VC	Income Series	Fund/VA	Fund®/VA

Net assets at January 1, 2005	$ 883	$ 1,053	$ 4,555	$ 8,147
Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	52	(55)	12
Total realized gain (loss) on investments
and capital gains distributions	247	5	353	780
Net unrealized appreciation (depreciation)
of investments	(114)	(54)	87	(523)
Net increase (decrease) in net assets from operations	146	3	385	269
Changes from principal transactions:
Total unit transactions	2,842	(266)	(954)	(2,553)
Increase (decrease) in net assets derived from
principal transactions	2,842	(266)	(954)	(2,553)
Total increase (decrease)	2,988	(263)	(569)	(2,284)
Net assets at December 31, 2005	3,871	790	3,986	5,863
Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	32	(17)	40
Total realized gain (loss) on investments
and capital gains distributions	277	(35)	980	1,243
Net unrealized appreciation (depreciation)
of investments	502	7	(728)	(948)
Net increase (decrease) in net assets from operations	812	4	235	335
Changes from principal transactions:
Total unit transactions	2,641	(794)	(4,221)	(6,140)
Increase (decrease) in net assets derived from
principal transactions	2,641	(794)	(4,221)	(6,140)
Total increase (decrease)	3,453	(790)	(3,986)	(5,805)
Net assets at December 31, 2006	$ 7,324	$ -	$ -	$ 58

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)
	PIMCO Real
	Return	Pioneer Equity	Pioneer Mid		The Growth
	Portfolio -	Income VCT	Cap Value		Fund of
	Administrative	Portfolio -	VCT Portfolio -		America® -
	Class	Class I	Class I		Class R-4

Net assets at January 1, 2005	$ -	$ -	$ -		$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-		-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-		-	-
Net unrealized appreciation (depreciation)
of investments	-	-		-	-
Net increase (decrease) in net assets from operations	-	-		-	-
Changes from principal transactions:
Total unit transactions	-	1		-	-
Increase (decrease) in net assets derived from
principal transactions	-	1		-	-
Total increase (decrease)	-	1		-	-
Net assets at December 31, 2005	-	1		-	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-		-	123
Total realized gain (loss) on investments
and capital gains distributions	-	-		-	689
Net unrealized appreciation (depreciation)
of investments	-	-		-	168
Net increase (decrease) in net assets from operations	-	-		-	980
Changes from principal transactions:
Total unit transactions	-	-		-	19,703
Increase (decrease) in net assets derived from
principal transactions	-	-		-	19,703
Total increase (decrease)	-	-		-	20,683
Net assets at December 31, 2006	$ -	$ 1	$ -		$ 20,683

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account I of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Insurance Company of America (“IICA”) to support the operations of variable annuity contracts (“Contracts”).

Effective December 31, 2005 (the “merger date”), IICA was merged with and into ING
Life Insurance and Annuity Company (“ILIAC” or the “Company”). As of the merger date, IICA ceased to exist and was succeeded by ILIAC. In conjunction with the merger, the Account was transferred to ILIAC and had its name changed to Variable Annuity
Account I of ING Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an
insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

Contracts are identified in Note 7 (Unit Summary) by the qualifiers ILIAC I, ILIAC II, and ILIAC III. ILIAC I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning June 28, 1995. ILIAC II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual
Retirement Annuity Contracts issued beginning May 1, 1998. Contracts are no longer sold under qualifiers ILIAC I and ILIAC II. ILIAC III Contracts represent certain group
Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e)
plans issued beginning September 24, 2000.

At December 31, 2006, the Account had 68 active investment divisions (the “Divisions”),
24 of which invest in independently managed mutual funds and 44 of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or Directed Services,
LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment Divisions with asset balances at December 31, 2006 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Partners, Inc. (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	ING Neuberger Berman Partners Portfolio - Initial Class**
AIM V.I. Core Equity Fund - Series I Shares	ING Oppenheimer Global Portfolio - Initial Class*
Calvert Variable Series, Inc:	ING Oppenheimer Strategic Income Portfolio - Initial Class*
Calvert Social Balanced Portfolio	ING T. Rowe Price Diversified Mid Cap Growth
EuroPacific Growth Fund®:	Portfolio - Initial Class*
EuroPacific Growth Fund® - Class R-4**	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Federated Insurance Series:	ING Thornburg Value Portfolio - Initial Class
Federated American Leaders Fund II	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Federated Capital Income Fund II	ING Van Kampen Equity and Income
Federated Equity Income Fund II	Portfolio - Initial Class
Federated Fund for U.S. Government Securities II	ING Strategic Allocation Portfolios, Inc.:
Federated High Income Bond Fund II	ING VP Strategic Allocation Conservative
Federated International Equity Fund II	Portfolio - Class I
Federated Mid Cap Growth Strategies Fund II	ING VP Strategic Allocation Growth Portfolio - Class I
Federated Prime Money Fund II	ING VP Strategic Allocation Moderate Portfolio - Class I
Fidelity® Variable Insurance Products:	ING Variable Funds:
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING VP Growth and Income Portfolio - Class I
Fidelity® VIP Growth Portfolio - Initial Class	ING Variable Portfolios, Inc.:
Fidelity® VIP High Income Portfolio - Initial Class	ING VP Global Science and Technology Portfolio - Class I
Fidelity Variable Insurance Products II:	ING VP Growth Portfolio - Class I
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING VP Index Plus LargeCap Portfolio - Class I
Fidelity® VIP Index 500 Portfolio - Initial Class	ING VP Index Plus MidCap Portfolio - Class I
Fidelity® VIP Investment Grade Bond	ING VP Index Plus SmallCap Portfolio - Class I
Portfolio - Initial Class	ING VP International Equity Portfolio - Class I
ING Investors Trust:	ING VP Small Company Portfolio - Class I
ING Evergreen Omega Portfolio - Institutional Class*	ING VP Value Opportunity Portfolio - Class I
ING FMRSM Diversified Mid Cap	ING Variable Products Trust:
Portfolio - Institutional Class**	ING VP High Yield Bond Portfolio - Class I**
ING FMRSM Large Cap Growth	ING VP International Value Portfolio - Class I
Portfolio - Institutional Class*	ING VP SmallCap Opportunities Portfolio - Class I*
ING JPMorgan Emerging Markets Equity	ING VP Balanced Portfolio, Inc.:
Portfolio - Institutional Class*	ING VP Balanced Portfolio - Class I
ING JPMorgan Value Opportunities	ING VP Intermediate Bond Portfolio:
Portfolio - Service Class*	ING VP Intermediate Bond Portfolio - Class I
ING Marsico International Opportunities	ING VP Money Market Portfolio:
Portfolio - Service Class**	ING VP Money Market Portfolio - Class I
ING MFS Total Return Portfolio - Institutional Class*	ING VP Natural Resources Trust:
ING Oppenheimer Main Street	ING VP Natural Resources Trust
Portfolio® - Institutional Class*	Lord Abbett Series Fund, Inc:
ING PIMCO High Yield Portfolio - Service Class*	Lord Abbett Series Fund - Growth and Income
ING Pioneer Fund Portfolio - Institutional Class*	Portfolio - Class VC
ING Stock Index Portfolio - Institutional Class**	Oppenheimer Variable Account Funds:
ING VP Index Plus International Equity	Oppenheimer Main Street Fund®/VA
Portfolio - Service Class**	PIMCO Variable Insurance Trust:
ING Partners, Inc.:	PIMCO Real Return Portfolio - Administrative Class**
ING American Century Select Portfolio - Initial Class*	Pioneer Variable Contracts Trust:
ING Baron Small Cap Growth	Pioneer Equity Income VCT Portfolio - Class I
Portfolio - Service Class**	Pioneer Mid Cap Value VCT Portfolio - Class I**
ING JPMorgan International Portfolio - Initial Class*	The Growth Fund of America®, Inc.:
ING Legg Mason Partners Aggressive Growth	The Growth Fund of America® - Class R-4**
Portfolio - Initial Class
ING Lord Abbett U.S. Government Securities	* Division became available in 2005
Portfolio - Initial Class**	** Division became available in 2006

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2006. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING FMRSM Large Cap Growth	ING FMRSM Earnings Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING JPMorgan International Portfolio - Initial Class	ING JPMorgan Fleming International
Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Solomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Thornburg Value Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative	ING VP Strategic Allocation Income Portfolio - Class I
Portfolio - Class I
ING VP Strategic Allocation Moderate	ING VP Strategic Allocation Balanced
Portfolio - Class I	Portfolio - Class I

The following Divisions were closed during 2006:

AIM V.I. Growth Fund - Series I Shares
AIM V.I. Premier Equity Fund - Series I Shares
American Century VP Balanced Fund
American Century VP International Fund
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
MFS® Strategic Income Series
Oppenheimer Aggressive Growth Fund/VA

The following Divisions were available to contractowners during 2006, but did not have any activity as of December 31, 2006:

Capital One Funds:	ING Investors Trust (continued):
Capital One Mid Cap Equity Fund - Class A	ING Legg Mason Value Portfolio - Service Class
Evergreen Equity Trust:	ING Lord Abbett Affiliated Portfolio- Institutional
Evergreen Special Values Fund - Class A	Class
Franklin Templeton Variable Insurance Products Trust:	ING Marsico Growth Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Utilities Portfolio - Service Class
ING Investors Trust:	ING Oppenheimer Main Street Portfolio® - Service
ING AllianceBernstein Mid Cap Growth Portfolio -	Class
Service Class	ING Pioneer Mid Cap Value Portfolio - Institutional
ING Evergreen Health Sciences Portfolio - Service	Class
Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING FMRSM Diversified Mid Cap Portfolio - Service	Service Class
Class	ING Templeton Global Growth Portfolio - Service
ING Fundamental Research Portfolio - Service Class	Class
ING Goldman Sachs® Capital Growth Portfolio -	ING Van Kampen Growth and Income Portfolio -
Service Class	Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Van Kampen Real Estate Portfolio - Service Class
Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Service Class
Service Class	ING Wells Fargo Small Cap Disciplined Portfolio -
ING Julius Baer Foreign Portfolio - Service Class	Service Class

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	ING Partners, Inc.:	ING Variable Products Trust:
	ING American Century Large Company Value	ING VP Financial Services Portfolio - Class I
	Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
	ING American Century Select Portfolio - Service	ING VP Real Estate Portfolio - Class I
	Class	Lord Abbett Series Fund, Inc.:
	ING American Century Small-Mid Cap Value	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
	Portfolio - Service Class	Class VC
	ING Baron Asset Portfolio - Service Class	Neuberger Berman Advisers Management Trust:
	ING Columbia Small Cap Value II Portfolio - Service	Neuberger Berman Socially Responsive Fund® - Trust
	Class	Class
	ING Davis Venture Value Portfolio - Service Class	New Perspective Fund®, Inc.:
	ING JPMorgan Mid Cap Value Portfolio - Service	New Perspective Fund® - Class R-4
	Class	Oppenheimer Developing Markets Fund:
	ING Neuberger Berman Partners Portfolio - Service	Oppenheimer Developing Markets Fund - Class A
	Class	Oppenheimer Variable Account Funds:
	ING OpCap Balanced Value Portfolio - Service Class	Oppenheimer Main Street Small Cap Fund®/VA
	ING PIMCO Total Return Portfolio - Service Class	Pioneer Variable Contracts Trust:
	ING Pioneer High Yield Portfolio - Initial Class	Pioneer Fund VCT Portfolio - Class I
	ING Solution 2015 Portfolio - Service Class	Pioneer High Yield VCT Portfolio - Class I
	ING Solution 2025 Portfolio - Service Class	Templeton Income Trust:
	ING Solution 2035 Portfolio - Service Class	Templeton Global Bond Fund - Class A
	ING Solution 2045 Portfolio - Service Class	Wanger Advisors Trust:
	ING Solution Income Portfolio - Service Class	Wanger Select
	ING T. Rowe Price Diversified Mid Cap Growth	Wanger U.S. Smaller Companies
	Portfolio - Service Class	Washington Mutual Investors FundSM , Inc.:
	ING Templeton Foreign Equity Portfolio - Service	Washington Mutual Investors FundSM , Inc. - Class R-4
Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio -
Service Class
2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.
Investments
Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract or certificate maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

4. Related Party Transactions

During the year ended December 31, 2006, management and service fees were paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for fees at annual rates ranging from 0.26% to 1.25% of the average net assets of each respective Portfolio.

Management fees were also paid indirectly to ING Investments, LLC, an affiliate of the
Company, in its capacity as investment adviser to ING VP Intermediate Bond Portfolio,
ING VP Balanced Portfolio, Inc., ING VP Money Market Portfolio, ING Strategic
Allocation Portfolios, Inc., ING Variable Funds, ING VP Natural Resources Trust, ING
Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

In addition, management fees were paid to ILIAC in its capacity as investment adviser to
ING Partners, Inc. The annual fee rate ranged from 0.47% to 0.85% of the average net assets of each respective Fund.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors
Trust approved a consolidation of the Advisory functions for all of the Portfolios.
Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into
DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized
DSL, and ILIAC’s advisory contracts will be assumed by DSL.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 2,243	$ 2,177	$ 2	$ -
AIM V.I. Core Equity Fund - Series I Shares	3,810	1,055	399	448
AIM V.I. Growth Fund - Series I Shares	92	2,108	323	297
AIM V.I. Premier Equity Fund - Series I Shares	151	3,037	429	383
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund	10	132	2	8
American Century VP International Fund	7	511	6	90
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	25	68	153	352
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4	4,044	38	-	-
Federated Insurance Series:
Federated American Leaders Fund II	6,793	12,448	1,154	22,216
Federated Capital Income Fund II	497	1,169	572	2,954
Federated Equity Income Fund II	383	3,622	741	5,292
Federated Fund for U.S. Government Securities II	233	1,553	289	1,088
Federated High Income Bond Fund II	724	1,969	935	5,333
Federated International Equity Fund II	230	2,273	134	3,017
Federated Mid Cap Growth Strategies Fund II	182	4,152	158	5,276
Federated Prime Money Fund II	539	628	1,030	2,122
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,219	8,400	2,690	10,282
Fidelity® VIP Growth Portfolio - Initial Class	2,545	31,124	4,113	7,097
Fidelity® VIP High Income Portfolio - Initial Class	209	6,609	1,849	4,476
Fidelity® VIP Overseas Portfolio - Initial Class	513	4,145	574	1,128
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	110	3,290	380	1,875
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,464	8,103	2,866	7,018
Fidelity® VIP Index 500 Portfolio - Initial Class	1,485	7,361	1,123	7,430
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	12	47	21	139
ING Investors Trust:
ING Evergreen Omega Portfolio - Institutional Class	3	254	1,271	223
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	4,458	1,308	-	-
ING FMRSM Large Cap Growth Portfolio - Institutional Class	11,516	2,499	1,179	78

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars In Thousands)
ING Investors Trust (continued):
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class	$ 694	$ 293	$ 279	$ 44
ING JPMorgan Value Opportunities Portfolio - Service Class	445	566	1,639	114
ING Marsico International Opportunities Portfolio - Service Class	809	40	-	-
ING MFS Total Return Portfolio - Institutional Class	1,290	4,530	13,980	1,149
ING Oppenheimer Main Street Portfolio® - Institutional Class	201	414	792	221
ING PIMCO High Yield Portfolio - Service Class	341	508	1,952	190
ING Pioneer Fund Portfolio - Institutional Class	-	1	5	-
ING Stock Index Portfolio - Institutional Class	18,200	672	-	-
ING VP Index Plus International Equity Portfolio - Service Class	4,180	1,261	-	-
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	218	1,410	5,977	1,504
ING Baron Small Cap Growth Portfolio - Service Class	243	-	-	-
ING JPMorgan International Portfolio - Initial Class	541	853	581	1,416
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	276	2,231	247	2,325
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class	636	58	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	6,160	929	-	-
ING Oppenheimer Global Portfolio - Initial Class	3,740	9,828	42,054	6,676
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,992	3,950	14,496	2,868
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	805	2,680	6,425	1,236
ING T. Rowe Price Growth Equity Portfolio - Initial Class	591	4,657	412	4,819
ING Thornburg Value Portfolio - Initial Class	95	670	70	997
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	228	1,611	787	2,364
ING Van Kampen Equity and Income Portfolio - Initial Class	1,440	3,638	11,556	2,151
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	530	727	330	666
ING VP Strategic Allocation Growth Portfolio - Class I	481	955	1,174	522
ING VP Strategic Allocation Moderate Portfolio - Class I	590	347	1,049	838
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	222	4,007	417	2,527
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	603	670	541	574
ING VP Growth Portfolio - Class I	1,051	560	610	725
ING VP Index Plus LargeCap Portfolio - Class I	2,457	20,611	4,344	2,967
ING VP Index Plus MidCap Portfolio - Class I	3,351	677	7,617	332
ING VP Index Plus SmallCap Portfolio - Class I	2	-	2	2
ING VP International Equity Portfolio - Class I	1,926	2,032	1,407	892

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars In Thousands)
ING Variable Portfolios, Inc. (continued):
ING VP Small Company Portfolio - Class I	$ 6,209	$ 3,810	$ 4,287	$ 4,726
ING VP Value Opportunity Portfolio - Class I	250	913	670	1,642
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	5,820	1,489	-	-
ING VP International Value Portfolio - Class I	1,696	2,261	610	74
ING VP SmallCap Opportunities Portfolio - Class I	3	-	1	-
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	6,253	3,692	3,625	2,051
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	2,232	3,029	3,765	4,191
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	15,736	14,650	14,282	15,569
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	24	145	22	135
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC	3,370	467	3,352	274
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	61	818	131	342
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	116	4,353	805	1,814
Oppenheimer Main Street Fund®/VA	72	6,173	426	2,967
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	398	1	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	5	4	1	-
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	-	-
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4	20,949	452	-	-

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	245,356	246,201	(845)	255	-	255
AIM V.I. Core Equity Fund - Series I Shares	429,673	120,163	309,511	44,640	52,523	(7,883)
AIM V.I. Growth Fund - Series I Shares	16,756	341,585	(324,829)	59,322	53,004	6,318
AIM V.I. Premier Equity Fund - Series I Shares	18,388	391,629	(373,241)	58,565	51,338	7,227
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund	58	7,481	(7,423)	-	342	(342)
American Century VP International Fund	-	27,999	(24,999)	-	5,046	(5,046)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	3,860	7,677	(3,817)	12,332	28,459	(16,127)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4	244,382	2,456	241,926	-	-	-
Federated Insurance Series:
Federated American Leaders Fund II	20,038	507,723	(487,685)	9,484	961,297	(951,813)
Federated Capital Income Fund II	17,786	79,720	(61,934)	19,730	217,428	(197,698)
Federated Equity Income Fund II	15,774	233,411	(217,637)	33,110	374,438	(341,328)
Federated Fund for U.S. Government Securities II	10,025	100,118	(91,093)	10,009	67,700	(57,691)
Federated High Income Bond Fund II	12,234	115,849	(103,615)	1,419	323,166	(321,747)
Federated International Equity Fund II	15,449	121,002	(105,553)	9,031	184,232	(175,201)
Federated Mid Cap Growth Strategies Fund II	11,087	165,005	(153,918)	7,842	233,464	(225,622)
Federated Prime Money Fund II	48,643	58,097	(9,454)	81,076	171,385	(90,309)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	130,438	471,398	(340,960)	60,517	555,245	(494,728)
Fidelity® VIP Growth Portfolio - Initial Class	337,753	3,050,041	(2,712,288)	451,577	556,417	(104,840)
Fidelity® VIP High Income Portfolio - Initial Class	11,664	538,926	(527,262)	89,991	418,187	(328,196)
Fidelity® VIP Overseas Portfolio - Initial Class	36,898	232,030	(195,132)	39,610	78,150	(38,540)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	3,122	203,190	(200,068)	18,856	122,130	(103,274)
Fidelity® VIP Contrafund® Portfolio - Initial Class	212,230	363,226	(150,996)	134,330	318,751	(184,421)
Fidelity® VIP Index 500 Portfolio - Initial Class	98,536	391,054	(292,518)	47,380	395,528	(348,148)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	129	2,802	(2,673)	-	8,305	(8,305)
ING Investors Trust:
ING Evergreen Omega Portfolio - Institutional Class	258	23,117	(22,859)	128,110	21,346	106,764
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	437,274	151,612	285,662	-	-	-
ING FMRSM Large Cap Growth Portfolio - Institutional Class	1,160,224	270,096	890,128	121,634	7,532	114,102
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	64,230	33,104	31,126	25,981	3,995	21,986
ING JPMorgan Value Opportunities Portfolio - Service Class	42,063	53,100	(11,037)	157,112	10,358	146,754
ING Marsico International Opportunities Portfolio - Service Class	83,617	3,583	80,034	-	-	-
ING MFS Total Return Portfolio - Institutional Class	81,959	441,907	(359,948)	1,357,387	112,448	1,244,939
ING Oppenheimer Main Street Portfolio® - Institutional Class	23,686	42,304	(18,618)	74,145	20,048	54,097
ING PIMCO High Yield Portfolio - Service Class	22,221	47,283	(25,062)	184,332	17,808	166,524
ING Pioneer Fund Portfolio - Institutional Class	63	118	(55)	524	21	503
ING Stock Index Portfolio - Institutional Class	1,480,137	56,698	1,423,439	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	421,517	140,993	280,524	-	-	-
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	22,825	138,640	(115,815)	603,664	140,620	463,044
ING Baron Small Cap Growth Portfolio - Service Class	14,256	-	14,256	-	-	-
ING JPMorgan International Portfolio - Initial Class	44,129	64,639	(20,510)	47,282	111,129	(65,847)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	311,036	480,590	(169,554)	27,177	226,977	(199,800)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	61,011	5,502	55,509	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	670,012	136,640	533,372	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	424,638	869,460	(444,822)	4,078,838	602,002	3,476,836
ING Oppenheimer Strategic Income Portfolio - Initial Class	234,081	416,450	(182,369)	1,439,552	287,536	1,152,016
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	91,295	253,835	(162,540)	626,392	111,166	515,226
ING T. Rowe Price Growth Equity Portfolio - Initial Class	42,927	242,149	(199,222)	25,027	243,689	(218,662)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING Partners, Inc. (continued):
ING Thornburg Value Portfolio - Initial Class	9,853	53,810	(43,957)	4,486	78,368	(73,882)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	31,367	152,071	(120,704)	81,394	233,892	(152,498)
ING Van Kampen Equity and Income Portfolio - Initial Class	137,838	364,742	(226,904)	1,141,785	199,688	942,097
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	58,250	73,856	(15,606)	19,512	43,227	(23,715)
ING VP Strategic Allocation Growth Portfolio - Class I	27,013	53,306	(26,293)	69,656	31,385	38,271
ING VP Strategic Allocation Moderate Portfolio - Class I	32,407	21,092	11,315	67,100	53,593	13,507
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	31,037	320,754	(289,717)	32,564	188,642	(156,078)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	160,612	171,659	(11,047)	150,855	162,137	(11,282)
ING VP Growth Portfolio - Class I	111,273	58,645	52,628	71,974	58,711	13,263
ING VP Index Plus LargeCap Portfolio - Class I	270,500	2,049,814	(1,779,314)	418,530	219,932	198,598
ING VP Index Plus MidCap Portfolio - Class I	151,305	40,751	110,554	434,908	18,698	416,210
ING VP Index Plus SmallCap Portfolio - Class I	118	-	118	103	90	13
ING VP International Equity Portfolio - Class I	172,372	187,030	(14,658)	146,353	93,598	52,755
ING VP Small Company Portfolio - Class I	236,196	220,525	15,671	258,958	221,225	37,733
ING VP Value Opportunity Portfolio - Class I	16,891	54,197	(37,306)	37,371	98,444	(61,073)
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	575,486	153,075	422,411	-	-	-
ING VP International Value Portfolio - Class I	116,601	154,447	(37,846)	48,155	6,108	42,047
ING VP SmallCap Opportunities Portfolio - Class I	309	-	309	99	-	99
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	453,086	289,564	163,522	285,246	127,782	157,464
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	149,428	209,834	(60,406)	230,336	272,139	(41,803)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	1,962,607	1,883,786	78,821	1,219,679	1,323,004	(103,325)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING VP Natural Resources Trust:
ING VP Natural Resources Trust	-	5,365	(5,365)	-	6,823	(6,823)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	254,368	45,079	209,289	278,186	23,612	254,574
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	3,710	61,115	(57,405)	4,635	24,004	(19,369)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	7,251	259,210	(251,959)	56,682	121,997	(65,315)
Oppenheimer Main Street Fund®/VA	23,174	464,885	(441,711)	33,209	226,684	(193,475)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	35	-	35	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	367	320	47	52	-	52
Pioneer Mid Cap Value VCT Portfolio - Class I	16	-	16	-	-	-
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4	1,575,495	37,650	1,537,845	-	-	-

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Unit Summary

Unit value information for units outstanding, by Contract type, as of December 31, 2006 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Contracts in accumulation period:
ILIAC III	423.463	$ 9.21	$ 3,900
	423.463		$ 3,900

AIM V.I. Core Equity Fund - Series I Shares
Contracts in accumulation period:
ILIAC III	646,953.522	$ 9.80	$ 6,340,145
	646,953.522		$ 6,340,145

Calvert Social Balanced Portfolio
Contracts in accumulation period:
ILIAC I	9,615.682	$ 13.48	$ 129,619
ILIAC II	5,114.536	13.37	68,381
ILIAC III	30.337	11.46	348
	14,760.555		$ 198,348

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ILIAC III	241,925.964	$ 16.58	$ 4,011,132
	241,925.964		$ 4,011,132

Federated American Leaders Fund II
Annuity contracts in payout	4,312.412	$ 20.94	$ 90,302
Contracts in accumulation period:
ILIAC I	1,685,748.736	26.47	44,621,769
	1,690,061.148		$ 44,712,071

Federated Capital Income Fund II
Annuity contracts in payout	2,544.091	$ 13.66	$ 34,752
Contracts in accumulation period:
ILIAC I	265,795.889	15.35	4,079,967
	268,339.980		$ 4,114,719

Federated Equity Income Fund II
Annuity contracts in payout	5,474.511	$ 14.60	$ 79,928
Contracts in accumulation period:
ILIAC I	553,203.335	16.98	9,393,393
	558,677.846		$ 9,473,321

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
ILIAC I	91,362.608	$ 15.92	$ 1,454,493
	91,362.608		$ 1,454,493

Federated High Income Bond Fund II
Annuity contracts in payout	895.343	$ 15.72	$ 14,075
Contracts in accumulation period:
ILIAC I	342,678.866	17.78	6,092,830
	343,574.209		$ 6,106,905

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated International Equity Fund II
Annuity contracts in payout	2,639.994	$ 18.97	$ 50,081
Contracts in accumulation period:
ILIAC I	358,985.587	19.95	7,161,762
	361,625.581		$ 7,211,843

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
ILIAC I	440,421.507	$ 25.41	$ 11,191,110
	440,421.507		$ 11,191,110

Federated Prime Money Fund II
Contracts in accumulation period:
ILIAC I	76,173.611	$ 12.77	$ 972,737
	76,173.611		$ 972,737

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	939,247.211	$ 24.78	$ 23,274,546
ILIAC II	214,848.657	16.45	3,534,260
ILIAC III	3,015.683	14.82	44,692
	1,157,111.551		$ 26,853,498

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
ILIAC III	934.547	$ 8.30	$ 7,757
	934.547		$ 7,757

Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	313.560	$ 10.55	$ 3,308
	313.560		$ 3,308

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	725,197.680	$ 30.32	$ 21,987,994
ILIAC II	144,395.497	20.28	2,928,341
ILIAC III	57,522.388	14.81	851,907
	927,115.565		$ 25,768,242

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	492,861.384	$ 24.22	$ 11,937,103
ILIAC II	115,177.053	14.27	1,643,577
	608,038.437		$ 13,580,680

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	15,931.847	$ 16.64	$ 265,106
	15,931.847		$ 265,106

ING Evergreen Omega Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	83,904.749	$ 10.62	$ 891,068
	83,904.749		$ 891,068

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	216,309.799	$ 9.86	$ 2,132,815
ILIAC II	69,352.313	9.87	684,507
	285,662.112		$ 2,817,322

ING FMRSM Large Cap Growth Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	872,702.932	$ 10.04	$ 8,761,937
ILIAC II	131,527.896	10.06	1,323,171
	1,004,230.828		$ 10,085,108

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	47,790.867	$ 14.73	$ 703,959
ILIAC II	5,321.372	14.76	78,543
	53,112.239		$ 782,502

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	133,015.321	$ 12.59	$ 1,674,663
ILIAC II	2,701.668	12.62	34,095
	135,716.989		$ 1,708,758

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	78,238.571	$ 10.69	$ 836,370
ILIAC II	1,795.304	10.70	19,210
	80,033.875		$ 855,580

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	719,174.885	$ 11.53	$ 8,292,086
ILIAC II	165,816.567	11.56	1,916,840
	884,991.452		$ 10,208,926

ING Oppenheimer Main Street Portfolio® - Institutional Class
Contracts in accumulation period:
ILIAC I	23,059.284	$ 12.55	$ 289,394
ILIAC II	12,419.680	12.58	156,240
	35,478.964		$ 445,634

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	135,390.994	$ 11.29	$ 1,528,564
ILIAC II	6,071.442	11.32	68,729
	141,462.436		$ 1,597,293

ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	448.160	$ 11.94	$ 5,351
	448.160		$ 5,351

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC III	1,423,439.387	$ 13.00	$ 18,504,712
	1,423,439.387		$ 18,504,712

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	242,380.907	$ 10.91	$ 2,644,376
ILIAC II	38,142.935	10.92	416,521
	280,523.842		$ 3,060,897

ING American Century Select Portfolio - Initial Class
Annuity contracts in payout	5,043.609	$ 10.18	$ 51,344
Contracts in accumulation period:
ILIAC I	307,545.491	10.40	3,198,473
ILIAC II	34,586.175	10.43	360,734
ILIAC III	53.408	9.92	530
	347,228.683		$ 3,611,081

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ILIAC III	14,255.557	$ 17.66	$ 251,753
	14,255.557		$ 251,753

ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	2,404.637	$ 17.47	$ 42,009
Contracts in accumulation period:
ILIAC I	81,055.260	16.41	1,330,117
ILIAC II	15,817.946	15.69	248,184
ILIAC III	276.483	11.17	3,088
	99,554.326		$ 1,623,398

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Annuity contracts in payout	387.136	$ 11.58	$ 4,483
Contracts in accumulation period:
ILIAC I	545,502.765	11.68	6,371,472
ILIAC II	53,970.926	10.34	558,059
ILIAC III	1,455.433	7.37	10,727
	601,316.260		$ 6,944,741

ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	54,642.088	$ 10.43	$ 569,917
ILIAC II	867.313	10.44	9,055
	55,509.401		$ 578,972

ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	378,650.978	$ 10.33	$ 3,911,465
ILIAC II	154,721.327	10.34	1,599,819
	533,372.305		$ 5,511,284

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	5,661.178	$ 13.56	$ 76,766
Contracts in accumulation period:
ILIAC I	1,421,075.563	13.97	19,852,426
ILIAC II	186,320.521	14.00	2,608,487
ILIAC III	1,418,956.791	13.64	19,354,571
	3,032,014.053		$ 41,892,250

ING Oppenheimer Strategic Income Portfolio - Initial Class
Annuity contracts in payout	747.644	$ 10.84	$ 8,104
Contracts in accumulation period:
ILIAC I	472,344.655	10.80	5,101,322
ILIAC II	123,267.819	10.83	1,334,990
ILIAC III	373,287.175	10.77	4,020,303
	969,647.293		$ 10,464,719

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	317,037.045	$ 12.57	$ 3,985,156
ILIAC II	35,649.390	12.61	449,539
	352,686.435		$ 4,434,695

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Annuity contracts in payout	6,602.296	$ 15.97	$ 105,439
Contracts in accumulation period:
ILIAC I	489,126.480	22.69	11,098,280
ILIAC II	75,304.384	15.97	1,202,611
ILIAC III	8,781.067	12.10	106,251
	579,814.227		$ 12,512,581

ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	1,471.478	$ 18.63	$ 27,414
Contracts in accumulation period:
ILIAC I	104,331.254	14.33	1,495,067
ILIAC II	23,342.285	13.73	320,490
	129,145.017		$ 1,842,971

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	390,460.120	$ 12.04	$ 4,701,140
ILIAC II	36,958.942	13.30	491,554
	427,419.062		$ 5,192,694

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	598,404.213	$ 12.09	$ 7,234,707
ILIAC II	116,768.252	12.12	1,415,231
ILIAC III	20.220	11.95	242
	715,192.685		$ 8,650,180

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative Portfolio - Class I
Annuity contracts in payout	207.236	$ 16.28	$ 3,374
Contracts in accumulation period:
ILIAC I	61,415.724	17.88	1,098,113
ILIAC II	1,237.013	13.59	16,811
	62,859.973		$ 1,118,298

ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
ILIAC I	107,969.798	$ 19.97	$ 2,156,157
ILIAC II	11,124.302	13.20	146,841
	119,094.100		$ 2,302,998

ING VP Strategic Allocation Moderate Portfolio - Class I
Annuity contracts in payout	2,421.980	$ 13.89	$ 33,641
Contracts in accumulation period:
ILIAC I	107,679.528	18.72	2,015,761
ILIAC II	8,956.826	13.26	118,768
	119,058.334		$ 2,168,170

ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	4,017.873	$ 15.18	$ 60,991
Contracts in accumulation period:
ILIAC I	289,635.222	17.81	5,158,403
ILIAC II	92,440.754	10.80	998,360
ILIAC III	4,598.036	9.14	42,026
	390,691.885		$ 6,259,780

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
ILIAC I	76,583.974	$ 4.17	$ 319,355
ILIAC II	1,440.696	4.21	6,065
ILIAC III	492,300.276	4.28	2,107,045
	570,324.946		$ 2,432,465

ING VP Growth Portfolio - Class I
Annuity contracts in payout	4,654.259	$ 16.00	$ 74,468
Contracts in accumulation period:
ILIAC I	60,250.591	15.42	929,064
ILIAC II	20,199.733	11.34	229,065
ILIAC III	363,699.577	7.54	2,742,295
	448,804.160		$ 3,974,892

ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	7,444.835	$ 19.20	$ 142,941
Contracts in accumulation period:
ILIAC I	151,074.989	21.48	3,245,091
ILIAC II	61,797.126	14.57	900,384
ILIAC III	626.942	10.40	6,520
	220,943.892		$ 4,294,936

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	531,906.389	$ 19.70	$ 10,478,556
	531,906.389		$ 10,478,556

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	319.421	$ 20.09	$ 6,417
	319.421		$ 6,417

ING VP International Equity Portfolio - Class I
Annuity contracts in payout	25,272.841	$ 15.11	$ 381,873
Contracts in accumulation period:
ILIAC I	108,579.332	13.09	1,421,303
ILIAC II	24,967.792	13.27	331,323
ILIAC III	5,504.109	11.28	62,086
	164,324.074		$ 2,196,585

ING VP Small Company Portfolio - Class I
Annuity contracts in payout	3,588.194	$ 28.08	$ 100,756
Contracts in accumulation period:
ILIAC I	149,129.149	27.43	4,090,613
ILIAC II	56,421.123	19.86	1,120,524
ILIAC III	791,870.324	18.11	14,340,772
	1,001,008.790		$ 19,652,665

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
ILIAC I	69,522.839	$ 21.46	$ 1,491,960
ILIAC II	21,879.235	15.82	346,129
ILIAC III	4,730.344	12.06	57,048
	96,132.418		$ 1,895,137

ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period:
ILIAC I	370,514.987	$ 10.61	$ 3,931,164
ILIAC II	51,896.054	10.62	551,136
	422,411.041		$ 4,482,300

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
ILIAC III	15,379.700	$ 16.62	$ 255,611
	15,379.700		$ 255,611

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ILIAC III	407.719	$ 9.01	$ 3,674
	407.719		$ 3,674

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Annuity contracts in payout	2,402.196	$ 18.84	$ 45,257
Contracts in accumulation period:
ILIAC I	200,791.711	21.21	4,258,792
ILIAC II	90,278.440	14.81	1,337,024
ILIAC III	1,266,956.881	12.47	15,798,952
	1,560,429.228		$ 21,440,025

ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period:
ILIAC I	305,336.351	$ 16.37	$ 4,998,356
ILIAC II	104,114.243	14.71	1,531,521
ILIAC III	56,892.033	14.28	812,418
	466,342.627		$ 7,342,295

ING VP Money Market Portfolio - Class I
Annuity contracts in payout	1,800.098	$ 12.32	$ 22,177
Contracts in accumulation period:
ILIAC I	635,322.935	13.17	8,367,203
ILIAC II	183,382.083	12.20	2,237,261
ILIAC III	260,968.758	11.62	3,032,457
	1,081,473.874		$ 13,659,098

ING VP Natural Resources Trust
Contracts in accumulation period:
ILIAC I	10,839.733	$ 28.05	$ 304,055
	10,839.733		$ 304,055

Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Contracts in accumulation period:
ILIAC III	541,302.598	$ 13.53	$ 7,323,824
	541,302.598		$ 7,323,824

Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	5,344.151	$ 10.78	$ 57,610
	5,344.151		$ 57,610

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ILIAC III	35.174	$ 10.90	$ 383
	35.174		$ 383

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	104.505	$ 14.23	$ 1,487
	104.505		$ 1,487

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	16.305	$ 17.18	$ 280
	16.305		$ 280

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ILIAC III	1,537,845.050	$ 13.45	$ 20,684,016
	1,537,845.050		$ 20,684,016

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2006	-	$9.21	$ 4	0.03%	1.00%			5.26%
2005	1	$8.75	11	0.07%	1.00%			7.76%
2004	1	$8.12	8	-	1.00%			5.59%
2003	2	$7.69	12	-	1.00%			28.17%
2002	1	$6.00	6	-	1.00%			-25.11%
AIM V.I. Core Equity Fund - Series I Shares
2006	647	$9.80	6,340	0.74%	1.00%			15.57%
2005	337	$8.48	2,862	1.50%	1.00%			4.31%
2004	345	$8.13	2,813	1.01%	1.00%			7.82%
2003	334	$7.54	2,525	1.06%	1.00%			23.20%
2002	265	$6.12	1,625	0.40%	1.00%			-16.42%
Calvert Social Balanced Portfolio
2006	15	$11.46 to $13.48	198	2.06%	1.00%	to	1.40%	7.24% to 7.71%
2005	19	$10.64 to $12.57	233	1.26%	1.00%	to	1.40%	4.14% to 4.62%
2004	35	$10.17 to $12.07	417	1.66%	1.00%	to	1.40%	6.81% to 7.17%
2003	38	$9.49 to $11.30	424	2.64%	1.00%	to	1.40%	17.59% to 18.18%
2002	19	$8.03 to $9.61	182	2.65%	1.00%	to	1.40%	-13.38% to -12.46%
EuroPacific Growth Fund® - Class R-4
2006	242	$16.58	4,011	(e)	1.00%			(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated American Leaders Fund II
2006	1,690	$20.94 to $26.47	$ 44,709	1.52%	1.25% to 1.40%	15.19% to 15.37%
2005	2,175	$22.98	50,030	1.61%	1.40%	3.56%
2004	3,130	$22.19	69,516	1.46%	1.40%	8.24%
2003	3,991	$20.50	81,925	1.52%	1.40%	25.92%
2002	4,801	$16.28	78,300	1.15%	1.25% to 1.40%	-21.33%
Federated Capital Income Fund II
2006	268	$13.66 to $15.35	4,115	6.06%	1.25% to 1.40%	14.04% to 14.21%
2005	328	$13.46	4,443	5.73%	1.40%	4.83%
2004	528	$12.84	6,812	4.55%	1.40%	8.35%
2003	682	$11.85	8,126	6.54%	1.40%	18.98%
2002	870	$9.96	8,714	5.53%	1.25% to 1.40%	-25.01%
Federated Equity Income Fund II
2006	559	$14.60 to $16.98	9,472	2.34%	1.25% to 1.40%	21.37% to 21.67%
2005	774	$13.99	10,855	2.31%	1.40%	1.89%
2004	1,118	$13.73	15,392	1.95%	1.40%	11.26%
2003	1,398	$12.34	17,322	1.88%	1.40%	25.53%
2002	1,535	$9.83	15,168	2.03%	1.25% to 1.40%	-21.85%
Federated Fund for U.S. Government Securities II
2006	91	$15.92	1,454	4.73%	1.40%	2.64%
2005	181	$15.51	2,814	4.21%	1.40%	0.65%
2004	239	$15.41	3,685	4.81%	1.40%	2.12%
2003	335	$15.09	5,051	4.20%	1.40%	0.94%
2002	510	$14.95	7,622	3.39%	1.40%	7.52%
Federated High Income Bond Fund II
2006	344	$15.72 to $17.78	6,107	8.91%	1.25% to 1.40%	9.28% to 9.39%
2005	446	$16.27	7,274	9.33%	1.40%	1.18%
2004	769	$16.08	12,379	7.18%	1.40%	8.94%
2003	982	$14.76	14,508	7.74%	1.40%	20.49%
2002	1,175	$12.25	14,413	10.18%	1.25% to 1.40%	-0.03%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

Federated International Equity Fund II
2006	362	$18.97 to $19.95	$ 7,211	0.22%	1.25% to 1.40%			17.22% to 17.46%
2005	466	$17.02	7,951	-	1.40%			7.52%
2004	642	$15.83	10,192	-	1.40%			12.51%
2003	833	$14.07	11,757	-	1.40%			30.04%
2002	1,068	$10.82	11,589	-	1.25%	to	1.40%	-23.84%
Federated Mid Cap Growth Strategies Fund II
2006	440	$25.41	11,190	-	1.40%			6.72%
2005	594	$23.81	14,150	-	1.40%			11.11%
2004	820	$21.43	17,572	-	1.40%			13.81%
2003	1,079	$18.83	20,317	-	1.40%			38.15%
2002	1,290	$13.63	17,585	-	1.40%			-27.38%
Federated Prime Money Fund II
2006	76	$12.77	973	4.50%	1.40%			2.98%
2005	86	$12.40	1,062	2.31%	1.40%			1.31%
2004	176	$12.24	2,153	0.78%	1.40%			-0.57%
2003	306	$12.31	3,768	0.72%	1.40%			-0.73%
2002	462	$12.40	5,731	1.41%	1.40%			-0.01%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	1,157	$14.82 to $24.78	26,851	3.25%	1.00%	to	1.40%	18.51% to 19.04%
2005	1,498	$12.45 to $20.91	29,126	1.75%	1.00%	to	1.40%	4.39% to 4.80%
2004	1,993	$11.88 to $20.03	36,905	1.59%	1.00%	to	1.40%	9.93% to 10.41%
2003	2,298	$10.76 to $18.22	38,898	1.70%	1.00%	to	1.40%	28.49% to 29.02%
2002	2,485	$8.34 to $14.18	32,897	1.80%	1.00%	to	1.40%	-18.11% to -17.77%
Fidelity® VIP Growth Portfolio - Initial Class
2006	1	$8.30	8	0.76%	1.00%			5.87%
2005	2,713	$7.84 to $16.98	27,439	0.49%	1.00%	to	1.40%	4.30% to 4.67%
2004	2,818	$7.49 to $16.28	29,108	0.27%	1.00%	to	1.40%	1.94% to 2.32%
2003	2,757	$7.32 to $15.97	29,686	0.24%	1.00%	to	1.40%	31.01% to 31.65%
2002	2,474	$5.56 to $12.19	22,175	0.25%	1.00%	to	1.40%	-31.09% to -30.80%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP High Income Portfolio - Initial Class
2006	-	$10.55	$ 3	0.15%	1.25%			9.78%
2005	523	$12.41	6,230	13.78%	1.25%	to	1.40%	1.31% to 1.42%
2004	856	$9.13 to $12.25	9,798	8.58%	1.25%	to	1.40%	8.02% to 8.18%
2003	1,216	$8.44 to $11.34	12,642	6.01%	1.25%	to	1.40%	25.44% to 25.78%
2002	790	$6.71 to $9.04	6,897	11.08%	1.25%	to	1.40%	2.00% to 2.15%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	927	$14.81 to $30.32	25,766	1.24%	1.00%	to	1.40%	10.17% to 10.60%
2005	1,078	$13.39 to $27.52	27,881	0.30%	1.00%	to	1.40%	15.29% to 15.73%
2004	1,263	$11.57 to $23.87	27,934	0.34%	1.00%	to	1.40%	13.88% to 14.33%
2003	1,349	$10.12 to $20.96	26,252	0.44%	1.00%	to	1.40%	26.65% to 27.30%
2002	1,431	$7.95 to $16.55	22,088	0.88%	1.00%	to	1.40%	-10.62% to -10.25%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	608	$14.27 to $24.22	13,580	1.96%	1.25%	to	1.40%	14.14% to 14.25%
2005	901	$12.49 to $21.22	17,622	1.95%	1.25%	to	1.40%	3.36% to 3.57%
2004	1,249	$12.06 to $20.53	23,475	1.39%	1.25%	to	1.40%	9.03% to 9.24%
2003	1,473	$11.04 to $18.83	25,584	1.36%	1.25%	to	1.40%	26.63% to 26.75%
2002	1,512	$8.71 to $14.87	20,521	1.36%	1.25%	to	1.40%	-23.34% to -23.22%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2006	16	$16.64	265	4.04%	1.40%			2.91%
2005	19	$16.17	301	3.65%	1.40%			0.75%
2004	27	$16.05	432	4.87%	1.40%			3.02%
2003	41	$15.58	636	3.93%	1.40%			3.73%
2002	46	$15.02	686	4.49%	1.40%			8.80%
ING Evergreen Omega Portfolio - Institutional Class
2006	84	$10.62	891	-	1.40%			4.42%
2005	107	$10.17	1,086	(d)	1.40%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2006	286	$9.86 to $9.87	$ 2,817	(e)	1.25%	to	1.40%	(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	1,004	$10.04 to $10.06	10,084	-	1.25%	to	1.40%	1.41%
2005	114	$9.90	1,130	(d)	1.40%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2006	53	$14.73 to $14.76	783	0.83%	1.25%	to	1.40%	34.28% to 34.55%
2005	22	$10.97	241	(d)	1.25%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING JPMorgan Value Opportunities Portfolio - Service Class
2006	136	$12.59 to $12.62	1,709	0.34%	1.25%	to	1.40%	18.33% to 18.50%
2005	147	$10.64 to $10.65	1,561	(d)	1.25%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Marsico International Opportunities Portfolio - Service Class
2006	80	$10.69 to $10.70	856	(e)	1.25%	to	1.40%	(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING MFS Total Return Portfolio - Institutional Class
2006	885	$11.53 to $11.56	$ 10,208	2.48%	1.25%	to	1.40%	10.65% to 10.83%
2005	1,245	$10.42 to $10.43	12,974	(d)	1.25%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2006	35	$12.55 to $12.58	446	1.04%	1.25%	to	1.40%	13.68% to 13.85%
2005	54	$11.04 to $11.05	597	(d)	1.25%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING PIMCO High Yield Portfolio - Service Class
2006	141	$11.29 to $11.32	1,597	6.92%	1.25%	to	1.40%	7.42% to 7.60%
2005	167	$10.51 to $10.52	1,750	(d)	1.25%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Pioneer Fund Portfolio - Institutional Class
2006	-	$11.94	5	-	1.25%			15.59%
2005	-	-	5	(d)		-		(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Stock Index Portfolio - Institutional Class
2006	1,423	$13.00	18,504	(e)	1.00%			(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Index Plus International Equity Portfolio - Service Class
2006	281	$10.91 to $10.92	$ 3,061	(e)	1.25%	to	1.40%	(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)
ING American Century Select Portfolio - Initial Class
2006	347	$9.92 to $10.43	3,611	1.20%	1.00%	to	1.40%	-2.99% to -2.77%
2005	457	$10.72 to $10.73	4,963	(d)	1.25%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Baron Small Cap Growth Portfolio - Service Class
2006	14	$17.66	252	(e)	1.00%			(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)
ING JPMorgan International Portfolio - Initial Class
2006	100	$11.17 to $17.47	1,623	0.99%	1.00%	to	1.40%	20.48% to 20.69%
2005	118	$13.00 to $13.62	1,618	0.87%	1.25%	to	1.40%	8.53% to 8.70%
2004	184	$11.96 to $12.55	2,312	1.25%	1.25%	to	1.40%	17.18% to 17.37%
2003	160	$10.19 to $10.71	1,701	1.01%	1.25%	to	1.40%	27.65% to 27.85%
2002	176	$7.97 to $8.39	1,470	0.62%	1.25%	to	1.40%	-19.23% to -19.10%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2006	601	$7.37 to $11.68	6,944	-	1.00%	to	1.40%	8.75% to 9.19%
2005	770	$6.75 to $10.74	8,161	-	1.00%	to	1.40%	9.93% to 10.29%
2004	971	$6.12 to $9.77	9,369	-	1.00%	to	1.40%	8.19% to 8.70%
2003	1,311	$5.63 to $9.03	11,703	-	1.00%	to	1.40%	36.20% to 36.65%
2002	1,450	$4.12 to $6.63	9,494	-	1.00%	to	1.40%	-36.21% to -35.95%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
2006	56	$10.43 to $10.44	$ 579	(e)	1.25%	to	1.40%	(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)
ING Neuberger Berman Partners Portfolio - Initial Class
2006	533	$10.33 to $10.34	5,511	(e)	1.25%	to	1.40%	(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)
ING Oppenheimer Global Portfolio - Initial Class
2006	3,032	$13.56 to $14.00	41,889	0.07%	1.00%	to	1.40%	16.42% to 16.78%
2005	3,470	$11.68 to $12.02	41,289	(d)	1.00%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2006	970	$10.77 to $10.84	10,464	0.37%	1.00%	to	1.40%	6.93% to 7.38%
2005	1,147	$10.03 to $10.11	11,614	(d)	1.00%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2006	353	$12.57 to $12.61	4,435	-	1.25%	to	1.40%	7.53% to 7.78%
2005	515	$11.69 to $11.70	6,024	(d)	1.25%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING T. Rowe Price Growth Equity Portfolio - Initial Class
2006	580	$12.10 to $22.69	$ 12,512	0.23%	1.00%	to	1.40%	11.72% to 12.24%
2005	772	$10.78 to $20.31	15,034	0.48%	1.00%	to	1.40%	4.69% to 5.07%
2004	998	$10.26 to $19.40	18,659	0.15%	1.00%	to	1.40%	8.44% to 8.92%
2003	1,115	$9.42 to $17.89	19,372	0.15%	1.00%	to	1.40%	29.17% to 29.57%
2002	1,207	$7.27 to $13.85	16,326	0.18%	1.00%	to	1.40%	-24.37% to -20.23%
ING Thornburg Value Portfolio - Initial Class
2006	129	$13.73 to $18.63	1,843	0.48%	1.25%	to	1.40%	15.19% to 15.38%
2005	171	$11.90 to $12.44	2,132	0.77%	1.25% to 1.40%			0.16% to 0.34%
2004	247	$11.86 to $12.42	3,062	0.41%	1.25%	to	1.40%	11.29% to 11.47%
2003	290	$10.64 to $11.16	3,225	0.19%	1.25%	to	1.40%	26.24% to 26.37%
2002	453	$8.42 to $8.84	3,984	-	1.25%	to	1.40%	-31.14% to -31.04%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	427	$12.04 to $13.30	5,193	0.79%	1.25%	to	1.40%	12.95% to 13.10%
2005	548	$10.66 to $11.76	5,898	0.87%	1.25%	to	1.40%	7.89% to 7.99%
2004	701	$9.88 to $10.89	6,993	0.71%	1.25%	to	1.40%	13.04% to 13.32%
2003	828	$8.74 to $9.61	7,314	0.56%	1.25%	to	1.40%	23.27% to 23.36%
2002	1,026	$7.09 to $7.79	7,353	0.19%	1.25%	to	1.40%	-25.95% to -25.83%
ING Van Kampen Equity and Income Portfolio - Initial Class
2006	715	$11.95 to $12.12	8,649	1.98%	1.00%	to	1.40%	11.12% to 11.58%
2005	942	$10.71 to $10.89	10,252	(d)	1.00%	to	1.40%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING VP Strategic Allocation Conservative Portfolio - Class I
2006	63	$13.59 to $17.88	1,118	2.27%	1.25%	to	1.40%	6.87% to 7.03%
2005	78	$12.38 to $16.73	1,280	2.38%	1.25%	to	1.40%	2.39% to 2.58%
2004	102	$12.38 to $16.34	1,589	1.85%	1.25%	to	1.40%	6.45% to 6.63%
2003	109	$11.61 to $15.35	1,648	2.37%	1.25%	to	1.40%	12.04% to 12.17%
2002	115	$10.35 to $13.70	1,561	2.72%	1.25%	to	1.40%	-5.69% to -5.54%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Strategic Allocation Growth Portfolio - Class I
2006	119	$13.20 to $19.97	$ 2,303	1.63%	1.25%	to	1.40%	11.63% to 11.77%
2005	145	$11.81 to $17.89	2,546	1.10%	1.25%	to	1.40%	4.68% to 4.88%
2004	107	$11.26 to $17.09	1,793	0.83%	1.25%	to	1.40%	10.47% to 10.61%
2003	74	$10.18 to $15.47	1,094	1.11%	1.25%	to	1.40%	22.58% to 22.80%
2002	58	$8.29 to $12.62	710	2.15%	1.25%	to	1.40%	-14.97% to -14.84%
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	119	$13.26 to $18.72	2,168	1.68%	1.25%	to	1.40%	9.67% to 9.86%
2005	108	$12.07 to $17.07	1,787	1.69%	1.25%	to	1.40%	3.20% to 3.34%
2004	94	$11.68 to $16.54	1,510	1.49%	1.25%	to	1.40%	8.67% to 8.85%
2003	70	$10.73 to $15.22	1,035	1.13%	1.25%	to	1.40%	17.80% to 18.04%
2002	47	$9.09 to $12.92	554	2.39%	1.25%	to	1.40%	-10.81% to -10.67%
ING VP Growth and Income Portfolio - Class I
2006	391	$9.14 to $17.81	6,260	0.95%	1.00%	to	1.40%	12.65% to 12.98%
2005	676	$8.09 to $15.81	9,080	0.98%	1.00%	to	1.40%	6.61% to 7.15%
2004	836	$7.55 to $14.83	10,555	2.28%	1.00%	to	1.40%	6.84% to 7.24%
2003	977	$7.04 to $13.88	11,684	-	1.00%	to	1.40%	24.37% to 24.82%
2002	1,131	$5.64 to $11.16	10,865	0.83%	1.00%	to	1.40%	-26.04% to -25.74%
ING VP Global Science and Technology Portfolio - Class I
2006	570	$4.17 to $4.28	2,432	-	1.00%	to	1.40%	5.78% to 6.20%
2005	581	$3.94 to $4.03	2,334	-	1.00%	to	1.40%	10.06% to 10.56%
2004	593	$3.58 to $3.65	2,151	-	1.00%	to	1.40%	-2.45% to -2.14%
2003	784	$3.67 to $3.73	2,897	-	1.00%	to	1.40%	43.36% to 44.02%
2002	293	$2.56 to $2.59	756	-	1.00%	to	1.40%	-42.10% to -41.87%
ING VP Growth Portfolio - Class I
2006	449	$7.54 to $16.00	3,975	0.05%	1.00%	to	1.40%	1.25% to 1.62%
2005	391	$7.42 to $15.23	3,378	0.66%	1.00%	to	1.40%	7.78% to 8.32%
2004	383	$6.85 to $14.13	3,236	0.13%	1.00%	to	1.40%	5.76% to 6.20%
2003	368	$6.45 to $13.36	3,073	-	1.00%	to	1.40%	28.46% to 29.00%
2002	351	$5.00 to $10.40	2,359	-	1.00%	to	1.40%	-29.94% to -29.65%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Index Plus LargeCap Portfolio - Class I
2006	221	$10.40 to $21.48	$ 4,295	1.79%	1.00%	to	1.40%	12.99% to 13.41%
2005	1,991	$9.17 to $19.01	20,638	1.22%	1.00%	to	1.40%	3.88% to 4.32%
2004	1,802	$8.79 to $18.30	18,465	1.00%	1.00%	to	1.40%	9.06% to 9.46%
2003	1,638	$8.03 to $16.78	16,152	1.05%	1.00%	to	1.40%	24.39% to 24.88%
2002	1,296	$6.43 to $13.49	10,983	0.23%	1.00%	to	1.40%	-22.63% to -22.31%
ING VP Index Plus MidCap Portfolio - Class I
2006	532	$19.70	10,478	0.56%	1.00%			8.36%
2005	421	$18.18	7,660	0.71%	1.00%			10.05%
2004	5	$16.52	85	-	1.00%			15.44%
2003	4	$14.31	63	-	1.00%			31.04%
2002	4	$10.92	45	0.41%	1.00%			-12.97%
ING VP Index Plus SmallCap Portfolio - Class I
2006	1	$20.09	6	0.33%	1.00%			12.68%
2005	-	$17.83	4	0.24%	1.00%			6.58%
2004	-	$16.73	3	-	1.00%			20.79%
2003	3	$13.85	37	-	1.00%			34.86%
2002	3	$10.27	28	0.14%	1.00%			-14.07%
ING VP International Equity Portfolio - Class I
2006	164	$11.28 to $15.11	2,197	1.79%	1.00%	to	1.40%	21.77% to 22.34%
2005	153	$9.22 to $10.88	1,898	1.08%	1.00%	to	1.40%	15.22% to 15.68%
2004	126	$7.97 to $9.43	1,140	1.10%	1.00%	to	1.40%	15.47% to 16.01%
2003	64	$6.87 to $8.15	492	1.03%	1.00%	to	1.40%	30.32% to 30.61%
2002	46	$5.26 to $6.25	281	0.22%	1.00%	to	1.40%	-27.71% to -27.41%
ING VP Small Company Portfolio - Class I
2006	1,001	$18.11 to $28.08	19,652	0.39%	1.00%	to	1.40%	15.20% to 15.64%
2005	981	$15.66 to $23.81	17,154	0.14%	1.00%	to	1.40%	8.72% to 9.13%
2004	948	$14.35 to $21.90	16,310	0.27%	1.00%	to	1.40%	12.77% to 13.26%
2003	940	$12.67 to $19.42	15,188	0.25%	1.00%	to	1.40%	35.52% to 36.09%
2002	676	$9.31 to $14.33	8,445	0.64%	1.00%	to	1.40%	-24.30% to -23.99%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Value Opportunity Portfolio - Class I
2006	96	$12.06 to $21.46	$ 1,895	1.42%	1.00%	to	1.40%	14.39% to 14.86%
2005	133	$10.50 to $18.76	2,278	2.11%	1.00%	to	1.40%	5.57% to 5.95%
2004	195	$9.91 to $17.77	3,146	1.06%	1.00%	to	1.40%	8.55% to 9.14%
2003	204	$9.08 to $16.37	3,076	0.79%	1.00%	to	1.40%	22.90% to 23.37%
2002	264	$7.36 to $13.32	3,282	0.50%	1.00%	to	1.40%	-27.00% to -26.70%
ING VP High Yield Bond Portfolio - Class I
2006	422	$10.61 to $10.62	4,482	(e)	1.25%	to	1.40%	(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
2004	(e)	(e)	(e)	(e)		(e)		(e)
2003	(e)	(e)	(e)	(e)		(e)		(e)
2002	(e)	(e)	(e)	(e)		(e)		(e)
ING VP International Value Portfolio - Class I
2006	15	$16.62	256	5.68%	1.00%			28.14%
2005	53	$12.97	690	2.41%	1.00%			8.35%
2004	11	$11.97	134	(b)	1.00%			(b)
2003	(b)	(b)	(b)	(b)		(b)		(b)
2002	(b)	(b)	(b)	(b)		(b)		(b)
ING VP SmallCap Opportunities Portfolio - Class I
2006	-	$9.01	4	-	1.00%			11.51%
2005	-	$8.08	1	(d)	1.00%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING VP Balanced Portfolio - Class I
2006	1,560	$12.47 to $21.21	21,439	2.14%	1.00%	to	1.40%	8.44% to 8.91%
2005	1,394	$11.45 to $19.56	17,405	2.40%	1.00%	to	1.40%	2.79% to 3.25%
2004	1,239	$11.09 to $19.03	15,527	1.93%	1.00%	to	1.40%	7.88% to 8.30%
2003	1,092	$10.24 to $17.64	13,216	1.95%	1.00%	to	1.40%	17.21% to 17.70%
2002	919	$8.70 to $15.05	10,006	0.98%	1.00%	to	1.40%	-11.56% to -11.20%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Intermediate Bond Portfolio - Class I
2006	466	$14.28 to $16.37	$ 7,341	3.78%	1.00%	to	1.40%	2.63% to 3.03%
2005	527	$13.86 to $15.95	8,134	3.70%	1.00%	to	1.40%	1.66% to 2.14%
2004	569	$13.57 to $15.69	8,673	7.86%	1.00%	to	1.40%	1.57% to 3.61%
2003	743	$13.57 to $15.17	11,032	1.87%	1.25%	to	1.40%	4.84% to 4.95%
2002	1,064	$12.93 to $14.47	15,106	3.62%	1.25%	to	1.40%	6.82% to 6.98%
ING VP Money Market Portfolio - Class I
2006	1,081	$11.62 to $13.17	13,658	2.98%	1.00%	to	1.40%	3.38% to 3.84%
2005	1,002	$11.19 to $12.74	12,320	1.39%	1.00%	to	1.40%	1.59% to 2.01%
2004	1,106	$10.97 to $12.54	13,362	1.11%	1.00%	to	1.40%	-0.32% to 0.09%
2003	1,630	$10.96 to $12.58	19,909	2.08%	1.00%	to	1.40%	-0.55% to 0.09%
2002	2,909	$10.97 to $12.65	35,752	3.44%	1.00%	to	1.40%	0.20% to 0.61%
ING VP Natural Resources Trust
2006	11	$28.05	304	-	1.40%			20.03%
2005	16	$23.37	379	0.04%	1.40%			40.87%
2004	23	$16.59	382	0.99%	1.40%			11.04%
2003	28	$14.94	423	-	1.40%			28.68%
2002	33	$11.61	383	0.18%	1.40%			-3.47%
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
2006	541	$13.53	7,324	1.53%	1.00%			16.04%
2005	332	$11.66	3,871	1.53%	1.00%			2.28%
2004	77	$11.40	883	(c)	1.00%			(c)
2003	(c)	(c)	(c)	(c)		(c)		(c)
2002	(c)	(c)	(c)	(c)		(c)		(c)
Oppenheimer Main Street Fund®/VA
2006	5	$10.78	58	2.24%	1.25%			13.59%
2005	441	$11.02 to $14.24	5,863	1.52%	1.25%	to	1.40%	4.48% to 4.65%
2004	641	$10.53 to $13.63	8,147	0.82%	1.25%	to	1.40%	7.92% to 8.00%
2003	672	$9.75 to $12.63	7,918	0.89%	1.25%	to	1.40%	25.05% to 25.16%
2002	665	$7.79 to $10.10	6,276	0.78%	1.25%	to	1.40%	-19.94% to -19.81%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

PIMCO Real Return Portfolio - Administrative Class
2006	-	$10.90	-	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Equity Income VCT Portfolio - Class I
2006	-	$14.23	1	5.20%	1.00%	21.21%
2005	-	$11.74	1	2.71%	1.00%	4.63%
2004	-	$11.22	-	-	1.00%	-
2003	-	-	-	(b)	-	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Mid Cap Value VCT Portfolio - Class I
2006	-	$17.18	-	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
The Growth Fund of America® - Class R-4
2006	1,538	$13.45	20,683	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

VARIABLE ANNUITY ACCOUNT I PART C - OTHER INFORMATION Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31, 2006, 2005 and 2004
		-	Consolidated Balance Sheets as of December 31, 2006 and 2005
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2006, 2005 and 2004
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004
		-	Notes to Consolidated Financial Statements
Financial Statements of Variable Annuity Account I:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2006
		-	Statements of Operations for the year ended December 31, 2006
		-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
		-	Notes to Financial Statements

(b)	Exhibits:
	(1)		Resolution establishing Variable Annuity Account I · Incorporated by reference to

Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(2)	Not Applicable.
(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on
April 11, 2006.
(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post
Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996),
as filed on December 20, 2006.
(3.3)	Form of Rule 22c-2 Agreement · Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File Nos. 333-115515), as filed on April 12, 2007.

(4.1)	Variable Annuity Contract (G-MP2(5/97)) · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
November 26, 1997.
(4.2)	Variable Annuity Contract Certificate (MP2CERT(5/97)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on November 26, 1997.

(4.3)	Variable Annuity Contract (IMP2(5/97)) · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
November 26, 1997.
(4.4)	Variable Annuity Contract (G2-CDA-94(IR)) · Incorporated by reference to Registration
Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(4.5)	Variable Annuity Contract (G2-CDA-94(NQ)) · Incorporated by reference to Registration
Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(4.6)	Variable Annuity Contract (G-MP2(5/96)) · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 16, 1997.
(4.7)	Certificate of Group Annuity Coverage (MP2CERT(5/96)) · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on April 16, 1997.
(4.8)	Endorsement (MP2NQEND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 17, 1998.
(4.9)	Endorsement (MP2NQCERTEND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 17, 1998.
(4.10)	Endorsement (MP2IREND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 17, 1998.
(4.11)	Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96)
· Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement
on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
(4.12)	Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96)
· Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement
on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
(4.13)	Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate
GTCC2-99(TORP)(FL) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(4.14)	ILIAC Merger Endorsement · Incorporated by reference Registration Statement on Form N-
4 (File No. 333-130822), as filed on January 3, 2006.
(5)	Not applicable
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING
Insurance Company of America · Incorporated by reference to ING Insurance Company of
America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective
January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005
(File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not Applicable
(8.1)	Fund Participation Agreement effective as of May 1, 1998 between Aetna Insurance
Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,
Inc. on behalf of each of its series and Aeltus Investment Management · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on April 18, 2000.

(8.2)	Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on April 18, 2000.
(8.3)	Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of May 1,
1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-130822), as filed on April 13, 2006.
(8.4)	Service Agreement with Investor Advisor effective as of May 1, 1998 between Aeltus
Investment Management, Inc. and Aetna Insurance Company of America · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on April 18, 2000.
(8.5)	First Amendment effective as of May 1, 2000 to Service Agreement with Investment
Advisor effective May 1, 1998 between Aeltus Investment Management, Inc. and Aetna
Insurance Company of America · Incorporated by reference to Post-Effective Amendment
No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18,
2000.
(8.6)	Second Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective May 1, 1998, as amended on May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Insurance Company of America · Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-
87131), as filed on April 14, 2004.
(8.7)	Fund Participation Agreement dated August 30, 1995 among Aetna Insurance Company of
America, Alger American Fund and Fred Alger Management, Inc. · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on April 22, 1996.
(8.8)	Fund Participation Agreement effective as of December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Insurance Company of America · Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13,
1998.
(8.9)	Service Agreement effective as of December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Insurance Company of America · Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on February 13, 1998.
(8.10)	Fund Participation Agreement dated July 1, 1994 by and among Insurance Management
Series, Federated Advisers and Aetna Insurance Company of America · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on July 29, 1997.
(8.11)	Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance
Company of America, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.12)	First Amendment made and entered into as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance Company of America, Variable
Insurance Products Fund and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on April 18, 2000.
(8.13)	Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance
Company of America, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.14)	First Amendment made and entered into as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance Company of America, Variable
Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on April 18, 2000.
(8.15)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File
No. 33-75988), as filed on August 5, 2004.
(8.16)	Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING
Financial Advisers, LLC, and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on August 5, 2004.
(8.17)	Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1,
1995 and amended effective January 1, 1997 by and between Fidelity Investments
Institutional Operations Company and Aetna Insurance Company of America · Incorporated
by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4
(File No. 333-87131), as filed on December 13, 2000.
(8.18)	Fund Participation Agreement dated September 1, 1995 between Aetna Insurance Company of America, Lexington Natural Resources Trust and Lexington Management Corporation ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.19)	Fund Participation Agreement dated September 1, 1995 between Aetna Insurance Company of America, Lexington Emerging Markets Fund, Inc. and Lexington Management
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.20)	Participation Agreement made and entered into as of April 30, 1996 by and among MFS
Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts
Financial Services Company · Incorporated by reference to Post-Effective Amendment No.
13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.
(8.21)	First Amendment made and entered into as of September 3, 1996 to Participation
Agreement dated April 30, 1996 by and among MFS Variable Insurance Trust, Aetna
Insurance Company of America and Massachusetts Financial Services Company ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-4 (File No. 33-59749), as filed on September 16, 1996.
(8.22)	Second Amendment made and entered into as of May 1, 1998 to Participation Agreement dated April 30, 1996, and as amended on September 3, 1996, by and among MFS Variable
Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial
Services Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.23)	Third Amendment effective July 1, 1999 to Participation Agreement dated April 30, 1996, and as amended on September 3, 1996 and May 1, 1998, by and among MFS Variable
Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial
Services Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
(8.24)	Fourth Amendment effective as of November 17, 2000 to Participation Agreement dated
April 30, 1996, and as amended on September 3, 1996, May 1, 1998 and July 1, 1999, by
and among MFS Variable Insurance Trust, Aetna Insurance Company of America and
Massachusetts Financial Services Company · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 11, 2001.
(8.25)	Fund Participation Agreement effective as of April 1, 1997 between Aetna Insurance
Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4 (File No. 33-59749), as filed on April 16, 1997.
(8.26)	Service Agreement dated April 1, 1997 between Aetna Insurance Company of America and
Oppenheimer Funds, Inc. · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
(8.27)	Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc.,
Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna
Insurance Company of America · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17,
2002.
(8.28)	Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5,
2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company,
Aetna Investment Services, LLC and Aetna Insurance Company of America · Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 333-87131), as filed on April 17, 2002.
(8.29)	Amendment dated May 1, 2003 to the Participation Agreement dated as of December 5,
2001 and subsequently amended on March 5, 2002 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance
Company of America. · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 5, 2003.
(8.30)	Amendment dated November 1, 2004 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 ·
Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement
on Form N-4 (File No. 333-32575), as filed on April 1, 2005.
(8.31)	Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between
Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING
Insurance Company of America) · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17,
2002.
(8.32)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance
Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated
May 1, 2002. · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2003.

(8.33)	Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1,
2003
(8.34)	Amendment dated April 29, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and
November 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.35)	Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1,
2003, November 1, 2004 and April 29, 2005.
(8.36)	Fund Participation Agreement dated October 9, 1995 among Aetna Insurance Company of
America, TCI Portfolios, Inc. and Investors Research Corporation · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on April 22, 1996.
(8.37)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.
(8.38)	Form of Amendment dated January 3, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc.

(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not applicable.
(12)	Not applicable.

(13.1)	Powers of Attorney, attached.
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective Amendment No.
5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Robert W. Crispin[3]	Director
David A. Wheat[2]	Director, Executive Vice President and Chief Financial
Officer
Brian D. Comer[1]	President
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Shaun P. Mathews[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Christopher Abreu[1]	Vice President and Actuary
Kimberly A. Anderson[5]	Vice President
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Jeoffrey A. Block[5]	Vice President
Ira S. Braunstein[2]	Vice President, Investments
Mary A. Broesch[4]	Vice President and Actuary

Kevin P. Brown[1]	Vice President
Robert P. Browne[2]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Bruce Campbell[1]	Vice President and Actuary
Mary K. Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Kevin L. Christensen[5]	Vice President
Andrew C. Chua[6]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
Patricia M. Corbett[5]	Vice President
Kimberly Curley[6]	Vice President and Actuary
Karen Czizik[6]	Vice President
Robert B. DiMartino[1]	Vice President
J. Randolph Dobo[6]	Vice President
Julius A. Drelick, III[7]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Shari A. Enger[4]	Vice President
William A. Evans[1]	Vice President
Ronald E. Falkner[1]	Vice President
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[2]	Vice President, Investments
Stephen E. Gallant[2]	Vice President, Investments

Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President
Steven J. Haun[5]	Vice President
Charles F. Hill[4]	Vice President
June P. Howard[2]	Vice President
William S. Jasien[8]	Vice President
David A. Kelsey[1]	Vice President
Bart D. A. Kollen[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Barbara L. March[1]	Vice President
Richard T. Mason	Vice President
440 S. Warren St., Suite 300/702
Syracuse NY 13202
Gregory G. McGreevey[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Todd R. Modic[7]	Vice President
Maurice M. Moore[2]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[4]	Vice President

Robert S. Naka[7]	Vice President
Todd E. Nevenhoven[5]	Vice President
Joseph M. O’Donnell[7]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Ethel Pippen[1]	Vice President
Deborah J. Prickett[5]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Michael J. Roland[7]	Vice President
Linda E. Senker[4]	Vice President
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[5]	Vice President
Alice Su4	Vice President and Actuary
Laurie M. Tillinghast[1]	Vice President
Bess B. Twyman[1]	Vice President
Stanley D. Vyner[3]	Vice President
William J. Wagner[6]	Vice President, Investments
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[5]	Vice President
Paul L. Zemsky[3]	Vice President, Investments
Matthew L. Condos[1]	Actuary
William H. Leslie[1]	Actuary
Cheryl A. Poulin[1]	Actuary
Joy M. Benner[9]	Secretary
Jane A. Boyle[1]	Assistant Secretary

Diana R. Cavender[9]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
William H. Hope, III[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
Randall K. Price[9]	Assistant Secretary
Carol A. Semplice[1]	Assistant Secretary
James A. Shuchart[4]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Edwina P. J. Steffer[9]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[9]	Assistant Secretary
G. Stephen Wastek[7]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 151 Farmington Avenue,
Hartford, Connecticut 06156.
2	The principal business address of these directors and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.
3	The principal business address of this director and this officer is 230 Park Avenue, New York, New
York 10169.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.
5	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

6	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
7	The principal business address of these officers is 7337 E. Doubletree Ranch Road, Scottsdale,
Arizona 85258.
8	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia
22033.
9	The principal business address of these officers is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.
10	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota
55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration
Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate
Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed with the
Securities and Exchange Commission on April 9, 2007.

Item 27. Number of Contract Owners

As of March 31, 2007, there were 9,179 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also,
Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more.
This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING
Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of
Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC

(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037

Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President

George D. Lessner	Vice President
Richardson, Texas

Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226

David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092

Frederick C. Litow[2]	Vice President

Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612

Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer

Ethel Pippin[1]	Vice President

Srinivas D. Reddy[1]	Vice President

Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary

Deborah Rubin[3]	Vice President

Todd Smiser	Vice President
Lisle, Illinois

Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219

Terran Titus[1]	Vice President

Bess B. Twyman[1]	Vice President

S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101

O. V. Williams	Vice President
444 Seabreeze Blvd.
Daytona Beach, FL 32114

Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial				$26,090.63
Advisers, LLC

*	Reflects approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Life Insurance and Annuity Company during 2006.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1)
through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the
Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL
1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable
Annuity Account I of ING Life Insurance and Annuity Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on
Form N-4 (File No. 333-130825) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on
the 20th day of April, 2007.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:

Brian D. Comer*
President

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the
Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2007.

Signature	Title

Brian D. Comer*	President
(principal executive officer)

Thomas J. McInerney*	Director and Chairman

Kathleen A. Murphy*	Director

Catherine H. Smith*	Director and Senior Vice President

Robert W. Crispin*	Director

David A. Wheat*	Director, Executive Vice President and Chief
Financial Officer

Steven T. Pierson*		Senior Vice President and Chief Accounting Officer

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

VARIABLE ANNUITY ACCOUNT I

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13